UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21323

Eaton Vance Limited Duration Income Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders

Semiannual Report October 31, 2008

EATON VANCE
LIMITED
DURATION
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker–dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Limited Duration Income Fund as of October 31, 2008

INVESTMENT UPDATE

Payson F. Swaffield, CFA
Co-Portfolio Manager

Mark S. Venezia, CFA

Co-Portfolio Manager

Christine M. Johnston, CFA

Co-Portfolio Manager

Economic and Market Conditions

•             The credit crisis that began in mid-2007 resulted in unprecedented events in the U.S. financial markets in 2008. Within a two-week period in September 2008, investors saw the U.S. government’s bailout of the two largest government sponsored enterprises, Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers Holding, Inc., and the subsequent bailout of one of the world’s largest insurers, amidst other government intervention and uncertainty surrounding the future of many of the largest U.S. financial institutions. As the crisis intensified in the last two months of the semiannual period, the markets reacted with a flight to quality. The U.S. dollar strengthened against the Euro, and U.S. interest rates fell as foreign investors headed for the relative safety of U.S. Treasury bonds. For the six months ended October 31, 2008, 2-year U.S. Treasury yields fell 71 basis points. The Federal Funds rate started the six month period at 2.0% and was cut to 1.0% by October 31, 2008.

•             Within U.S. credit markets, yield spread widening left no market unscathed. A wave of deleveraging and forced selling by hedge funds and structured investment vehicles exerted downward pressure on the U.S. credit markets. The yield spread of seasoned U.S. agency mortgage-backed securities (MBS) widened by about 100 basis points to finish the period valued at approximately 300 basis points over U.S. Treasuries. Below investment grade corporate debt yield spreads widened by approximately 900 basis points, with the Merrill Lynch U.S. High Yield Index valued at 1,587 basis points over U.S. Treasuries at October 31, 2008. Similarly, senior, secured loan spreads over the London Interbank Offered Rate (Libor) widened by approximately 1,050 basis points, with the S&P/LSTA Leveraged Loan Index First Lien Loans valued at approximately 1,695 basis points over Libor on October 31, 2008.

Management Discussion

•             The Fund’s investment objective is to provide a high level of current income. The Fund pursues its objective by investing primarily in three distinct investment categories: 1) seasoned U.S. government agency MBS; 2) senior, secured floating rate loans; and 3) below investment grade corporate bonds (“high- yield bonds”). As of October 31, 2008, the Fund had a 34.4% investment in senior, secured loans; 31.3% invested in seasoned U.S. government agency MBS; and 25.4% invested in high-yield bonds.

•             The six-months ended October 31, 2008 was one of the toughest periods ever for the loan market and for the Fund’s bank loan holdings. In the Fund’s fiscal second quarter – the latter three months of the period – the S&P/LSTA Leveraged Loan Index declined -18.66%, by far its worst quarterly showing ever.

•             The Fund’s investments in senior, secured loans remain diverse with respect to individual borrowers, geography and industry holdings. The Fund’s loans were primarily senior, secured loans to companies with average revenues exceeding $1 billion. Publishing, health care, business equipment and

Eaton Vance Limited Duration income Fund

Total Return performance 4/30/07 – 10/31/08

NYSE Alternext US Symbol		EVV

At Net Asset Value (NAV)(1)		-21.00%
At Share Price(1)		-27.13%

Premium/Discount to NAV as of 10/31/08		-13.58%
Total Distributions per common share		$0.72
Distribution Rate(2)	At NAV	11.78%
	At Share Price	13.64%

Please refer to page 3 for additional performance information.

(1)	Performance results reflect the effect of leverage.
(2)

Distribution Rate is based on the Fund’s most recent monthly distribution per share (annualized) divided by the Fund’s NAV or share price at the end of the period. The Fund’s monthly distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Absent an expense waiver by the investment adviser, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Michael W. Weilheimer, CFA
Co-Portfolio Manager

Scott H. Page, CFA

Co-Portfolio Manager

Susan Schiff, CFA
Co-Portfolio Manager

Catherine C. McDermott
Co-Portfolio Manager

services, cable and satellite television, and chemicals and plastics were the top industry weightings. The Fund had exposure to the European leveraged loan market, which represented further opportunity for diversification. During the period, however, this market was affected slightly more than the U.S. market by the credit market turmoil.

•             The Fund’s holdings of high-yield bonds detracted from performance. The market decline was most severe in October 2008, declining 16.3% in that month alone, the worst month in the history of the high-yield market. High-yield spreads at October 31, 2008 were around 1,600 basis points (16.00%) – 50% higher than the peak spreads in the previous two recessions. The performance of the Fund’s high-yield holdings was negatively affected by its lower allocation to BB-rated bonds relative to the Index, as BB-rated issues outperformed in the difficult market environment. Consumer discretionary holdings, such as gaming bonds, also detracted, as did cyclical bonds in the paper, energy and metals & mining industries. The consumer staples sector, which is characteristically less vulnerable to the vagaries of the economy, featured some of the Fund’s better high-yield performers. Securities selection in the food and beverages, health care and utilities industries helped performance, as these bonds suffered less dramatic losses than more economically-sensitive areas.

•             The Fund benefited from the performance of its MBS investments. Within the MBS portion of the Fund, the focus remained on seasoned, fixed rate, U.S. government agency MBS. The underlying mortgages to the Fund’s seasoned MBS investments were typically originated in the 1980s or 1990s; therefore, the homeowners have typically built up considerable equity in their homes over time. As a result, these mortgages have a relatively low loan-to-value ratio and more predictable cash flows than generic MBS. In addition, the loans are guaranteed by the U.S. government agencies. Similar to other U.S. credit markets, yield spreads over U.S. Treasuries for seasoned U.S. agency MBS widened over the six months ended October 31, 2008. The widening of approximately 100 basis points (1.00%), however, was more than offset by the impact from the decline in U.S. Treasury yields, thereby generating positive returns for the sector.

•             As of October 31, 2008, the Fund employed leverage of 41% of total assets – 11 % auction preferred shares (APS) and 30% borrowings. During the six month period, the Fund redeemed approximately two- thirds of its outstanding APS, representing $533,375,000, through debt financing.

Eaton Vance Limited Duration Income Fund as of October 31, 2008

FUND PERFORMANCE

Fund Performance(1)

NYSE Alternext US Symbol	EVV

Average Annual Total Return (by share price, NYSE)
Six Months	-27.13%
One Year	-26.52
Five Years	-2.53
Life of Fund (5/30/03)	-2.12

Average Annual Total Return (at net asset value)
Six Months	-21.00%
One Year	-22.80
Five Years	-0.01
Life of Fund (5/30/03)	0.55

(1) Performance results reflect the effect of leverage.

Portfolio Composition

Fund Allocations(2)

By net investments

(2)

Fund allocations are shown as a percentage of the Fund’s net investments, which represented 167.2% of the Fund’s net assets as of 10/31/08. Fund allocations may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Absent an expense waiver by the investment adviser, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

	Senior Floating-Rate Interests — 57.7%(1)
	Principal Amount*	Borrower/Tranche Description	Value
	Aerospace and Defense — 1.0%
	ACTS Aero Technical Support & Service, Inc.
	897,140	Term Loan, 7.89%, Maturing October 5, 2014	$435,113
	Atlantic Inertial Systems, Inc.
	1,381,248	Term Loan, 6.81%, Maturing July 20, 2014	1,118,811
	AWAS Capital, Inc.
	536,356	Term Loan, 5.00%, Maturing March 22, 2013	383,495
	2,417,547	Term Loan - Second Lien, 9.25%, Maturing March 22, 2013	1,390,089
	CACI International, Inc.
	333,638	Term Loan, 5.18%, Maturing May 3, 2011	286,094
	Colt Defense, LLC
	981,420	Term Loan, 7.18%, Maturing July 9, 2014	770,414
	DAE Aviation Holdings, Inc.
	567,742	Term Loan, 7.17%, Maturing July 31, 2014	422,968
	574,468	Term Loan, 7.37%, Maturing July 31, 2014	427,979
	Evergreen International Aviation
	1,230,477	Term Loan, 9.00%, Maturing October 31, 2011	938,239
	Hawker Beechcraft Acquisition
	76,229	Term Loan, 5.76%, Maturing March 26, 2014	49,494
	1,694,460	Term Loan, 5.76%, Maturing March 26, 2014	1,100,189
	Hexcel Corp.
	1,559,498	Term Loan, 5.25%, Maturing March 1, 2012	1,387,953
	IAP Worldwide Services, Inc.
	1,110,286	Term Loan, 9.06%, Maturing December 30, 2012	743,892
	TransDigm, Inc.
	2,075,000	Term Loan, 5.21%, Maturing June 23, 2013	1,589,969
	Vought Aircraft Industries, Inc.
	1,283,059	Term Loan, 5.62%, Maturing December 17, 2011	1,020,032
	1,000,000	Term Loan, 6.42%, Maturing December 17, 2011	750,000
	498,825	Term Loan, 7.50%, Maturing December 22, 2011	409,036
	Wesco Aircraft Hardware Corp.
	1,458,750	Term Loan, 5.37%, Maturing September 29, 2013	1,159,706
			$14,383,473
	Air Transport — 0.4%
	Airport Development and Investment, Ltd.
GBP	1,957,250	Term Loan - Second Lien, 10.05%, Maturing April 7, 2011	$1,952,938
	Delta Air Lines, Inc.
	1,703,438	Term Loan - Second Lien, 6.25%, Maturing April 30, 2014	979,477
	Northwest Airlines, Inc.
	2,803,525	DIP Loan, 5.00%, Maturing August 21, 2009	2,281,369
			$5,213,784

	Principal Amount*	Borrower/Tranche Description	Value
	Automotive — 1.9%
	Accuride Corp.
	2,337,795	Term Loan, 7.31%, Maturing January 31, 2012	$1,770,880
	Adesa, Inc.
	4,905,207	Term Loan, 6.02%, Maturing October 18, 2013	3,266,049
	Allison Transmission, Inc.
	5,161,516	Term Loan, 5.67%, Maturing September 30, 2014	3,544,857
	ATU AFM Auto Holding GmbH & Co.
EUR	2,698,276	Term Loan, 8.09%, Maturing August 20, 2013	1,201,225
	AxleTech International Holding, Inc.
	1,950,000	Term Loan - Second Lien, 10.39%, Maturing April 21, 2013	1,530,750
	Chrysler Financial
	1,871,790	Term Loan, 6.82%, Maturing August 1, 2014	1,283,736
	Dayco Products, LLC
	2,311,349	Term Loan, 8.01%, Maturing June 21, 2011	785,859
	Delphi Corp.
	1,000,000	DIP Loan, 7.25%, Maturing December 31, 2008	860,000
	Federal-Mogul Corp.
	1,836,654	Term Loan, 5.48%, Maturing December 27, 2014	1,118,063
	1,421,930	Term Loan, 6.12%, Maturing December 27, 2015	865,600
	Ford Motor Co.
	2,284,313	Term Loan, 7.59%, Maturing December 15, 2013	1,269,424
	General Motors Corp.
	4,366,124	Term Loan, 5.80%, Maturing November 29, 2013	2,414,466
	Goodyear Tire & Rubber Co.
	3,450,000	Term Loan - Second Lien, 4.78%, Maturing April 30, 2010	2,455,251
	Keystone Automotive Operations, Inc.
	1,120,161	Term Loan, 6.78%, Maturing January 12, 2012	644,093
	LKQ Corp.
	1,309,715	Term Loan, 6.77%, Maturing October 12, 2014	1,087,063
	TriMas Corp.
	314,063	Term Loan, 4.88%, Maturing August 2, 2011	238,687
	1,333,719	Term Loan, 5.63%, Maturing August 2, 2013	1,013,626
	United Components, Inc.
	1,439,394	Term Loan, 4.81%, Maturing June 30, 2010	1,095,739
			$26,445,368
	Beverage and Tobacco — 0.5%
	Beverage Packaging Holdings
EUR	824,779	Term Loan, 7.40%, Maturing May 11, 2015	$779,656
EUR	824,779	Term Loan, 7.65%, Maturing May 11, 2016	783,160
	Constellation Brands, Inc.
	1,238,304	Term Loan, 4.53%, Maturing June 5, 2013	1,081,349
	Culligan International Co.
EUR	1,400,000	Term Loan - Second Lien, 9.78%, Maturing May 31, 2013	356,874
	985,000	Term Loan, 5.76%, Maturing November 24, 2014	603,312

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Beverage and Tobacco (continued)
	Liberator Midco Ltd.
GBP	370,079	Term Loan, 14.09%, Maturing October 27, 2016	$421,378
	Southern Wine & Spirits of America, Inc.
	2,915,457	Term Loan, 5.26%, Maturing May 31, 2012	2,558,314
	Van Houtte, Inc.
	871,183	Term Loan, 6.26%, Maturing July 11, 2014	705,659
	118,798	Term Loan, 6.26%, Maturing July 11, 2014	96,226
			$7,385,928
	Brokers, Dealers and Investment Houses — 0.1%
	AmeriTrade Holding Corp.
	2,108,393	Term Loan, 4.50%, Maturing December 31, 2012	$1,763,144
			$1,763,144
	Building and Development — 2.4%
	AIMCO Properties, L.P.
	3,050,000	Term Loan, 5.43%, Maturing March 23, 2011	$2,638,250
	Beacon Sales Acquisition, Inc.
	906,500	Term Loan, 6.02%, Maturing September 30, 2013	679,875
	Brickman Group Holdings, Inc.
	1,428,250	Term Loan, 5.12%, Maturing January 23, 2014	1,121,176
	Building Materials Corp. of America
	1,891,564	Term Loan, 6.62%, Maturing February 22, 2014	1,320,312
	Capital Automotive (REIT)
	3,046,644	Term Loan, 5.47%, Maturing December 16, 2010	1,940,712
	Epco/Fantome, LLC
	1,817,000	Term Loan, 5.80%, Maturing November 23, 2010	1,707,980
	Forestar USA Real Estate Group, Inc.
	1,975,000	Revolver Loan, 5.97%, Maturing December 1, 2010(3)	1,856,500
	1,975,000	Term Loan, 7.48%, Maturing December 1, 2010	1,935,500
	Hovstone Holdings, LLC
	742,500	Term Loan, 6.25%, Maturing February 28, 2009	487,377
	LNR Property Corp.
	3,256,000	Term Loan, 6.04%, Maturing July 3, 2011	1,782,660
	Metroflag BP, LLC
	700,000	Term Loan - Second Lien, 14.00%, Maturing January 2, 2009	315,000
	NCI Building Systems, Inc.
	1,374,724	Term Loan, 5.42%, Maturing June 18, 2010	1,168,515
	Panolam Industries Holdings, Inc.
	1,345,288	Term Loan, 6.51%, Maturing September 30, 2012	1,156,948
	Realogy Corp.
	4,395,871	Term Loan, 6.50%, Maturing September 1, 2014	2,828,009
	1,183,504	Term Loan, 6.50%, Maturing September 1, 2014	761,387

	Principal Amount*	Borrower/Tranche Description	Value
	Building and Development (continued)
	South Edge, LLC
	287,500	Term Loan, 6.25%, Maturing October 31, 2009(5)	$46,719
	Standard Pacific Corp.
	1,260,000	Term Loan, 4.56%, Maturing May 5, 2013	833,700
	TRU 2005 RE Holding Co.
	6,075,000	Term Loan, 6.72%, Maturing December 9, 2008	4,439,810
	United Subcontractors, Inc.
	1,005,893	Term Loan - Second Lien, 12.42%, Maturing June 27, 2013(4)	382,239
	WCI Communities, Inc.
	3,747,152	Term Loan, 8.97%, Maturing December 23, 2010	2,797,875
	Wintergames Acquisition ULC
	3,400,620	Term Loan, 10.74%, Maturing April 24, 2009	2,516,119
			$32,716,663
	Business Equipment and Services — 4.0%
	Activant Solutions, Inc.
	898,974	Term Loan, 6.07%, Maturing May 1, 2013	$602,313
	Affiliated Computer Services
	296,206	Term Loan, 5.26%, Maturing March 20, 2013	250,849
	1,881,290	Term Loan, 5.81%, Maturing March 20, 2013	1,593,218
	Affinion Group, Inc.
	2,817,094	Term Loan, 5.32%, Maturing October 17, 2012	2,246,633
	Allied Barton Security Service
	1,125,000	Term Loan, 7.75%, Maturing February 21, 2015	1,004,062
	Education Management, LLC
	4,885,716	Term Loan, 5.56%, Maturing June 1, 2013	3,444,430
	Euronet Worldwide, Inc.
	1,878,049	Term Loan, 5.54%, Maturing April 4, 2012	1,586,951
	Info USA, Inc.
	729,506	Term Loan, 5.77%, Maturing February 14, 2012	641,965
	Intergraph Corp.
	1,000,000	Term Loan, 4.81%, Maturing May 29, 2014	780,000
	1,000,000	Term Loan - Second Lien, 8.81%, Maturing November 29, 2014	777,500
	iPayment, Inc.
	2,149,865	Term Loan, 5.70%, Maturing May 10, 2013	1,666,146
	ista International GmbH
EUR	1,522,526	Term Loan, 7.12%, Maturing May 14, 2015	1,118,234
EUR	302,474	Term Loan, 7.12%, Maturing May 14, 2015	222,155
	Kronos, Inc.
	1,568,571	Term Loan, 6.01%, Maturing June 11, 2014	1,074,471
	Language Line, Inc.
	2,299,035	Term Loan, 7.02%, Maturing June 11, 2011	1,942,684

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Business Equipment and Services (continued)
Mitchell International, Inc.
	1,500,000	Term Loan - Second Lien, 9.06%, Maturing March 28, 2015	$1,215,000
N.E.W. Holdings I, LLC
	2,623,835	Term Loan, 5.89%, Maturing May 22, 2014	2,026,912
Protection One, Inc.
	2,034,695	Term Loan, 5.42%, Maturing March 31, 2012	1,648,103
Quantum Corp.
	390,625	Term Loan, 7.26%, Maturing July 12, 2014	339,844
Quintiles Transnational Corp.
	1,218,750	Term Loan, 5.77%, Maturing March 31, 2013	984,141
	1,725,000	Term Loan - Second Lien, 7.77%, Maturing March 31, 2014	1,250,625
Sabre, Inc.
	6,636,484	Term Loan, 5.25%, Maturing September 30, 2014	3,845,471
Safenet, Inc.
	992,462	Term Loan, 7.75%, Maturing April 12, 2014	570,666
Serena Software, Inc.
	1,567,536	Term Loan, 5.50%, Maturing March 10, 2013	1,352,000
Sitel (Client Logic)
	1,707,489	Term Loan, 6.51%, Maturing January 29, 2014	1,024,494
Solera Holdings, LLC
EUR	1,092,829	Term Loan, 6.70%, Maturing May 15, 2014	1,044,649
SunGard Data Systems, Inc.
	13,411,524	Term Loan, 4.55%, Maturing February 11, 2013	10,336,449
TDS Investor Corp.
	1,778,654	Term Loan, 6.01%, Maturing August 23, 2013	1,105,307
	356,888	Term Loan, 6.01%, Maturing August 23, 2013	221,781
EUR	1,051,592	Term Loan, 7.39%, Maturing August 23, 2013	844,393
Transaction Network Services, Inc.
	807,282	Term Loan, 4.80%, Maturing May 4, 2012	696,281
U.S. Security Holdings, Inc.
	932,074	Term Loan, 5.32%, Maturing May 8, 2013	745,659
Valassis Communications, Inc.
	406,546	Term Loan, 5.52%, Maturing March 2, 2014	285,937
	1,771,600	Term Loan, 5.52%, Maturing March 2, 2014	1,246,025
VWR International, Inc.
	2,325,000	Term Loan, 5.67%, Maturing June 28, 2013	1,623,624
WAM Acquisition, S.A.
EUR	368,919	Term Loan, 7.09%, Maturing May 4, 2014	270,662
EUR	223,408	Term Loan, 7.09%, Maturing May 4, 2014	163,906
EUR	368,919	Term Loan, 7.59%, Maturing May 4, 2015	270,662
EUR	223,408	Term Loan, 7.59%, Maturing May 4, 2015	163,906
West Corp.
	4,676,959	Term Loan, 5.73%, Maturing October 24, 2013	3,028,331
			$55,256,439

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television — 4.1%
Atlantic Broadband Finance, LLC
	2,556,559	Term Loan, 6.02%, Maturing February 10, 2011	$2,339,251
Bragg Communications, Inc.
	1,598,800	Term Loan, 5.31%, Maturing August 31, 2014	1,398,950
Bresnan Broadband Holdings, LLC
	1,725,000	Term Loan, 6.06%, Maturing March 29, 2014	1,368,499
	1,550,000	Term Loan - Second Lien, 7.60%, Maturing March 29, 2014	1,092,750
Casema
EUR	658,133	Term Loan, 7.00%, Maturing November 14, 2014	679,027
EUR	341,867	Term Loan, 7.00%, Maturing November 14, 2014	352,721
EUR	1,000,000	Term Loan - Second Lien, 7.50%, Maturing November 14, 2015	1,031,748
Cequel Communications, LLC
	985,000	Term Loan, 6.21%, Maturing November 5, 2013	730,405
	2,175,000	Term Loan - Second Lien, 7.30%, Maturing May 5, 2014	1,392,000
	4,822,714	Term Loan - Second Lien, 8.80%, Maturing May 5, 2014	3,158,878
Charter Communications Operating, Inc.
	14,911,274	Term Loan, 5.31%, Maturing April 28, 2013	11,227,727
CSC Holdings, Inc.
	2,712,124	Term Loan, 4.57%, Maturing March 29, 2013	2,357,612
CW Media Holdings, Inc.
	866,250	Term Loan, 7.01%, Maturing February 15, 2015	693,000
DirectTV Holdings, LLC
	1,827,174	Term Loan, 4.62%, Maturing April 13, 2013	1,625,677
Insight Midwest Holdings, LLC
	4,741,875	Term Loan, 5.93%, Maturing April 6, 2014	3,753,986
Kabel BW GmbH and Co.
EUR	1,000,000	Term Loan, 7.63%, Maturing June 9, 2013	926,173
EUR	1,000,000	Term Loan, 8.13%, Maturing June 9, 2014	926,173
MCC Iowa, LLC
	1,620,000	Term Loan, 3.64%, Maturing March 31, 2010	1,405,350
Mediacom Broadband Group
	2,408,611	Term Loan, 3.89%, Maturing January 31, 2015	1,752,264
Mediacom Illinois, LLC
	4,754,072	Term Loan, 3.64%, Maturing January 31, 2015	3,418,972
NTL Investment Holdings, Ltd.
	2,901,650	Term Loan, 5.83%, Maturing March 30, 2012	2,009,393
Orion Cable GmbH
EUR	661,661	Term Loan, 7.69%, Maturing October 31, 2014	554,483
EUR	661,661	Term Loan, 8.41%, Maturing October 31, 2015	554,483
ProSiebenSat.1 Media AG
EUR	821,651	Term Loan, 7.53%, Maturing March 2, 2015	261,809
EUR	48,181	Term Loan, 6.85%, Maturing June 26, 2015	33,410
EUR	1,187,219	Term Loan, 6.85%, Maturing June 26, 2015	823,260
EUR	821,651	Term Loan, 7.78%, Maturing March 2, 2016	261,809

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
UPC Broadband Holding B.V.
EUR	5,800,000	Term Loan, 7.01%, Maturing October 16, 2011	$4,928,262
	2,800,000	Term Loan, 5.47%, Maturing December 31, 2014	2,009,000
YPSO Holding SA
EUR	2,480,685	Term Loan, 7.00%, Maturing July 28, 2014	1,561,118
EUR	957,340	Term Loan, 7.00%, Maturing July 28, 2014	602,463
EUR	1,561,975	Term Loan, 7.00%, Maturing July 28, 2014	982,965
			$56,213,618
Chemicals and Plastics — 3.6%
Arizona Chemical, Inc.
	1,397,404	Term Loan, 4.64%, Maturing February 28, 2013	$981,676
	500,000	Term Loan - Second Lien, 8.31%, Maturing February 28, 2014	281,250
Brenntag Holding GmbH and Co. KG
	490,909	Term Loan, 5.07%, Maturing December 23, 2013	341,182
	2,009,091	Term Loan, 5.07%, Maturing December 23, 2013	1,396,318
	1,300,000	Term Loan - Second Lien, 7.79%, Maturing December 23, 2015	838,500
Celanese Holdings, LLC
EUR	1,970,000	Term Loan, 6.78%, Maturing April 6, 2011	1,891,516
	5,983,875	Term Loan, 5.55%, Maturing April 2, 2014	4,864,035
Cognis GmbH
EUR	1,084,426	Term Loan, 6.96%, Maturing September 15, 2013	872,140
EUR	265,574	Term Loan, 6.96%, Maturing September 15, 2013	213,585
Columbian Chemicals Acquisition
	873,068	Term Loan, 7.01%, Maturing March 16, 2013	576,225
First Chemical Holding
EUR	965,273	Term Loan, 7.66%, Maturing December 18, 2014	865,815
EUR	965,273	Term Loan, 8.16%, Maturing December 18, 2015	865,815
Foamex International, Inc.
	2,861,677	Term Loan, 8.04%, Maturing February 12, 2013	1,323,526
Georgia Gulf Corp.
	867,139	Term Loan, 9.05%, Maturing October 3, 2013	694,578
Hercules, Inc.
	1,196,622	Term Loan, 4.50%, Maturing October 8, 2010	1,189,143
Hexion Specialty Chemicals, Inc.
	4,900,000	Term Loan, 5.06%, Maturing May 5, 2013	3,409,582
	399,433	Term Loan, 6.06%, Maturing May 5, 2013	277,939
	1,838,769	Term Loan, 6.19%, Maturing May 5, 2013	1,279,476
Huish Detergents, Inc.
	1,259,063	Term Loan, 5.77%, Maturing April 26, 2014	1,007,250

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
INEOS Group
EUR	144,355	Term Loan, 7.77%, Maturing December 14, 2011	$99,269
EUR	816,500	Term Loan, 7.77%, Maturing December 14, 2011	561,488
EUR	144,355	Term Loan, 8.27%, Maturing December 14, 2011	99,269
EUR	816,605	Term Loan, 8.27%, Maturing December 14, 2011	561,561
	235,358	Term Loan, 5.95%, Maturing December 14, 2013	131,016
	235,358	Term Loan, 6.45%, Maturing December 14, 2014	128,858
Innophos, Inc.
	317,500	Term Loan, 6.76%, Maturing August 10, 2010	273,050
Invista B.V.
	3,048,827	Term Loan, 4.92%, Maturing April 29, 2011	2,530,526
	892,727	Term Loan, 4.92%, Maturing April 29, 2011	740,964
ISP Chemco, Inc.
	1,960,113	Term Loan, 5.06%, Maturing June 4, 2014	1,548,489
Kleopatra
	1,200,000	Term Loan, 6.82%, Maturing January 3, 2016	570,000
EUR	800,000	Term Loan, 7.88%, Maturing January 3, 2016	522,565
Kranton Polymers, LLC
	3,103,663	Term Loan, 5.31%, Maturing May 12, 2013	2,400,165
Lucite International Group Holdings
	778,083	Term Loan, 5.37%, Maturing July 7, 2013	706,110
	275,520	Term Loan, 5.37%, Maturing July 7, 2013	219,498
MacDermid, Inc.
EUR	969,919	Term Loan, 7.39%, Maturing April 12, 2014	859,166
Millenium Inorganic Chemicals
	521,063	Term Loan, 6.01%, Maturing April 30, 2014	336,085
	1,375,000	Term Loan - Second Lien, 9.51%, Maturing October 31, 2014	742,500
Momentive Performance Material
	1,895,201	Term Loan, 5.38%, Maturing December 4, 2013	1,476,678
Nalco Co.
	4,432,589	Term Loan, 5.09%, Maturing November 4, 2010	3,976,666
Propex Fabrics, Inc.
	1,599,388	Term Loan, 8.00%, Maturing July 31, 2012	483,815
Rockwood Specialties Group, Inc.
	3,681,475	Term Loan, 4.62%, Maturing December 10, 2012	3,083,235
Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 8.40%, Maturing November 16, 2015	972,070
EUR	824,121	Term Loan, 8.40%, Maturing November 16, 2015	903,329
EUR	289,045	Term Loan, 8.40%, Maturing November 16, 2015	316,826
Solo Cup Co.
	1,977,017	Term Loan, 6.65%, Maturing February 27, 2011	1,718,358
Wellman, Inc.
	1,213,888	Term Loan, 6.74%, Maturing February 10, 2009(5)	575,383
			$49,706,490

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Clothing / Textiles — 0.3%
	Hanesbrands, Inc.
	1,792,654	Term Loan, 5.26%, Maturing September 5, 2013	$1,531,972
	1,125,000	Term Loan - Second Lien, 7.27%, Maturing March 5, 2014	881,250
	St. John Knits International, Inc.
	1,231,247	Term Loan, 6.12%, Maturing March 23, 2012	1,028,091
	The William Carter Co.
	1,155,863	Term Loan, 4.76%, Maturing July 14, 2012	973,815
			$4,415,128
	Conglomerates — 1.4%
	Amsted Industries, Inc.
	1,456,836	Term Loan, 6.56%, Maturing October 15, 2010	$1,121,764
	Blount, Inc.
	413,950	Term Loan, 4.25%, Maturing August 9, 2010	362,206
	Doncasters (Dunde HoldCo 4 Ltd.)
	608,184	Term Loan, 4.85%, Maturing July 13, 2015	453,097
	608,184	Term Loan, 5.35%, Maturing July 13, 2015	453,097
GBP	734,483	Term Loan - Second Lien, 9.77%, Maturing January 13, 2016	774,236
	ISS Holdings A/S
EUR	208,772	Term Loan, 6.96%, Maturing December 31, 2013	176,950
EUR	1,491,228	Term Loan, 6.96%, Maturing December 31, 2013	1,263,929
	Jarden Corp.
	1,770,599	Term Loan, 5.51%, Maturing January 24, 2012	1,449,678
	977,905	Term Loan, 5.51%, Maturing January 24, 2012	800,660
	Johnson Diversey, Inc.
	2,970,076	Term Loan, 4.79%, Maturing December 16, 2011	2,361,210
	Polymer Group, Inc.
	3,896,168	Term Loan, 5.73%, Maturing November 22, 2012	3,097,453
	RBS Global, Inc.
	417,563	Term Loan, 5.76%, Maturing July 19, 2013	331,962
	2,681,967	Term Loan, 6.37%, Maturing July 19, 2013	2,145,574
	RGIS Holdings, LLC
	1,904,464	Term Loan, 5.46%, Maturing April 30, 2014	1,307,733
	95,223	Term Loan, 5.62%, Maturing April 30, 2014	65,387
	The Manitowoc Company, Inc.
	1,400,000	Term Loan, Maturing August 21, 2014(2)	1,106,700
	US Investigations Services, Inc.
	2,623,434	Term Loan, 5.95%, Maturing February 21, 2015	1,862,638
	Vertrue, Inc.
	831,550	Term Loan, 6.77%, Maturing August 16, 2014	623,663
			$19,757,937

Principal Amount*		Borrower/Tranche Description	Value
Containers and Glass Products — 1.8%
Berry Plastics Corp.
	4,622,057	Term Loan, 4.80%, Maturing April 3, 2015	$3,402,989
Consolidated Container Co.
	1,000,000	Term Loan - Second Lien, 8.69%, Maturing September 28, 2014	387,500
Crown Americas, Inc.
	686,000	Term Loan, 6.34%, Maturing November 15, 2012	603,680
Graham Packaging Holdings Co.
	5,205,613	Term Loan, 5.74%, Maturing October 7, 2011	4,263,397
Graphic Packaging International, Inc.
	7,311,160	Term Loan, 5.75%, Maturing May 16, 2014	5,995,151
JSG Acquisitions
EUR	180,907	Term Loan, 6.93%, Maturing December 31, 2014	151,686
EUR	1,300,764	Term Loan, 6.98%, Maturing December 31, 2014	1,090,654
EUR	1,300,764	Term Loan, 7.15%, Maturing December 31, 2014	1,090,654
EUR	217,564	Term Loan, 7.18%, Maturing December 31, 2014	182,421
Kranson Industries, Inc.
	1,100,983	Term Loan, 5.46%, Maturing July 31, 2013	880,786
Owens-Brockway Glass Container
	2,034,688	Term Loan, 6.09%, Maturing June 14, 2013	1,732,028
Smurfit-Stone Container Corp.
	2,202,073	Term Loan, 4.88%, Maturing November 1, 2011	1,750,648
	1,069,632	Term Loan, 4.90%, Maturing November 1, 2011	850,358
	79,120	Term Loan, 5.13%, Maturing November 1, 2011	62,901
	872,221	Term Loan, 5.13%, Maturing November 1, 2011	693,416
Tegrant Holding Corp.
	1,970,000	Term Loan, 6.52%, Maturing March 8, 2013	1,040,816
			$24,179,085
Cosmetics / Toiletries — 0.3%
American Safety Razor Co.
	1,000,000	Term Loan - Second Lien, 9.41%, Maturing July 31, 2014	$835,000
Bausch & Lomb, Inc.
	155,000	Term Loan, 4.71%, Maturing April 30, 2015(3)	125,808
	615,350	Term Loan, 7.01%, Maturing April 30, 2015	499,459
KIK Custom Products, Inc.
	1,400,000	Term Loan - Second Lien, 8.54%, Maturing November 30, 2014	465,500
Prestige Brands, Inc.
	2,410,951	Term Loan, 5.82%, Maturing April 7, 2011	1,940,816
			$3,866,583

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Drugs — 0.4%
	Graceway Pharmaceuticals, LLC
	1,486,729	Term Loan, 6.51%, Maturing May 3, 2012	$1,045,665
	1,000,000	Term Loan - Second Lien, 10.26%, Maturing May 3, 2013	540,000
	300,000	Term Loan, 12.01%, Maturing November 3, 2013	193,500
	Pharmaceutical Holdings Corp.
	511,116	Term Loan, 6.51%, Maturing January 30, 2012	429,337
	Stiefel Laboratories, Inc.
	672,772	Term Loan, 7.00%, Maturing December 28, 2013	548,309
	879,588	Term Loan, 7.00%, Maturing December 28, 2013	716,864
	Warner Chilcott Corp.
	698,783	Term Loan, 5.76%, Maturing January 18, 2012	577,544
	1,862,378	Term Loan, 5.76%, Maturing January 18, 2012	1,539,256
			$5,590,475
	Ecological Services and Equipment — 0.7%
	Allied Waste Industries, Inc.
	1,549,818	Term Loan, 4.90%, Maturing January 15, 2012	$1,482,660
	2,168,548	Term Loan, 5.44%, Maturing January 15, 2012	2,074,578
	Big Dumpster Merger Sub, Inc.
	851,039	Term Loan, 6.01%, Maturing February 5, 2013	617,003
	Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 7.21%, Maturing April 1, 2015	1,010,081
	Environmental Systems Products Holdings, Inc.
	466,049	Term Loan - Second Lien, 13.74%, Maturing December 12, 2010	336,301
	IESI Corp.
	3,464,706	Term Loan, 4.56%, Maturing January 20, 2012	2,875,706
	Sensus Metering Systems, Inc.
	715,074	Term Loan, 4.92%, Maturing December 17, 2010	661,443
	Wastequip, Inc.
	982,819	Term Loan, 6.01%, Maturing February 5, 2013	712,544
			$9,770,316
	Electronics / Electrical — 1.7%
	Aspect Software, Inc.
	2,067,000	Term Loan, 6.25%, Maturing July 11, 2011	$1,674,270
	2,350,000	Term Loan - Second Lien, 10.00%, Maturing July 11, 2013	1,786,000
	Freescale Semiconductor, Inc.
	5,575,688	Term Loan, 5.47%, Maturing December 1, 2013	3,814,701
	Infor Enterprise Solutions Holdings
	3,413,200	Term Loan, 7.52%, Maturing July 28, 2012	2,158,849
	1,780,800	Term Loan, 7.52%, Maturing July 28, 2012	1,126,356
	500,000	Term Loan - Second Lien, 9.26%, Maturing March 2, 2014	160,000
	183,333	Term Loan - Second Lien, 10.01%, Maturing March 2, 2014	58,667
	316,667	Term Loan - Second Lien, 10.01%, Maturing March 2, 2014	102,125

Principal Amount*	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Network Solutions, LLC
975,507	Term Loan, 5.95%, Maturing March 7, 2014	$560,916
Open Solutions, Inc.
2,413,680	Term Loan, 5.96%, Maturing January 23, 2014	1,327,524
Sensata Technologies Finance Co.
5,858,403	Term Loan, 5.26%, Maturing April 27, 2013	3,784,529
Spectrum Brands, Inc.
83,608	Term Loan, 4.70%, Maturing March 30, 2013	57,376
1,651,573	Term Loan, 7.58%, Maturing March 30, 2013	1,133,392
SS&C Technologies, Inc.
1,932,100	Term Loan, 5.77%, Maturing November 23, 2012	1,473,227
VeriFone, Inc.
951,918	Term Loan, 5.87%, Maturing October 31, 2013	809,130
Vertafore, Inc.
2,462,734	Term Loan, 5.31%, Maturing January 31, 2012	2,000,971
975,000	Term Loan - Second Lien, 8.81%, Maturing January 31, 2013	667,875
		$22,695,908
Equipment Leasing — 0.2%
The Hertz Corp.
3,790,771	Term Loan, 4.55%, Maturing December 21, 2012(3)	$2,751,015
688,889	Term Loan, 4.70%, Maturing December 21, 2012	499,936
		$3,250,951
Farming / Agriculture — 0.4%
BF Bolthouse HoldCo, LLC
2,917,500	Term Loan, 6.19%, Maturing December 16, 2012	$2,443,406
1,475,000	Term Loan - Second Lien, 9.26%, Maturing December 16, 2013	1,121,000
Central Garden & Pet Co.
2,486,250	Term Loan, 4.74%, Maturing February 28, 2014	1,672,003
		$5,236,409
Financial Intermediaries — 0.7%
Citco III, Ltd.
2,166,424	Term Loan, 5.13%, Maturing June 30, 2014	$1,754,803
Grosvenor Capital Management
678,184	Term Loan, 5.59%, Maturing December 5, 2013	542,547
INVESTools, Inc.
533,333	Term Loan, 6.25%, Maturing August 13, 2012	485,333

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Financial Intermediaries (continued)
Jupiter Asset Management Group
GBP	594,385	Term Loan, 7.89%, Maturing June 30, 2015	$722,213
LPL Holdings, Inc.
	5,057,264	Term Loan, 5.51%, Maturing December 18, 2014	4,045,811
Nuveen Investments, Inc.
	696,500	Term Loan, 6.35%, Maturing November 2, 2014	401,649
RJO Holdings Corp. (RJ O'Brien)
	668,250	Term Loan, 6.00%, Maturing July 31, 2014(4)	481,140
Travelex America Holdings, Inc.
	625,000	Term Loan, 5.93%, Maturing October 31, 2013	490,625
	625,000	Term Loan, 6.43%, Maturing October 31, 2014	490,625
			$9,414,746
Food Products — 1.7%
Acosta, Inc.
	2,956,938	Term Loan, 5.37%, Maturing July 28, 2013	$2,180,741
Advantage Sales & Marketing, Inc.
	4,139,302	Term Loan, 5.20%, Maturing March 29, 2013	2,907,860
American Seafoods Group, LLC
	1,025,850	Term Loan, 5.01%, Maturing September 30, 2011	943,782
Dean Foods Co.
	5,860,750	Term Loan, 5.26%, Maturing April 2, 2014	4,415,712
MafCo Worldwide Corp.
	895,568	Term Loan, 5.06%, Maturing December 8, 2011	837,356
Michael Foods, Inc.
	1,401,918	Term Loan, 4.87%, Maturing November 21, 2010	1,240,697
Pinnacle Foods Finance, LLC
	6,320,000	Term Loan, 6.76%, Maturing April 2, 2014	4,588,320
Provimi Group SA
	231,370	Term Loan, 5.37%, Maturing June 28, 2015	186,831
	188,011	Term Loan, 5.37%, Maturing June 28, 2015	151,819
EUR	419,087	Term Loan, 6.75%, Maturing June 28, 2015	431,324
EUR	243,178	Term Loan, 6.75%, Maturing June 28, 2015	250,278
EUR	402,189	Term Loan, 6.75%, Maturing June 28, 2015	413,933
EUR	548,225	Term Loan, 6.75%, Maturing June 28, 2015	564,233
Reddy Ice Group, Inc.
	3,130,000	Term Loan, 6.50%, Maturing August 9, 2012	2,339,675
Wrigley Company
	1,415,372	Term Loan, 7.75%, Maturing October 6, 2014	1,344,957
			$22,797,518

Principal Amount*		Borrower/Tranche Description	Value
Food Service — 1.1%
AFC Enterprises, Inc.
	652,959	Term Loan, 6.06%, Maturing May 23, 2009	$515,838
Aramark Corp.
	293,517	Term Loan, 4.94%, Maturing January 26, 2014	246,481
	4,614,037	Term Loan, 5.64%, Maturing January 26, 2014	3,874,638
GBP	982,500	Term Loan, 8.38%, Maturing January 27, 2014	1,264,949
Buffets, Inc.
	595,463	Term Loan, 10.42%, Maturing January 22, 2009	184,594
	59,325	Term Loan, 10.42%, Maturing January 22, 2009	18,391
	184,137	Term Loan, 10.97%, Maturing May 1, 2013	54,320
	1,238,615	Term Loan, 10.42%, Maturing November 1, 2013	365,392
Burger King Corp.
	1,692,294	Term Loan, 5.31%, Maturing June 30, 2012	1,518,834
CBRL Group, Inc.
	2,287,061	Term Loan, 4.30%, Maturing April 27, 2013	1,757,224
Denny's, Inc.
	603,548	Term Loan, 4.75%, Maturing March 31, 2012	479,820
	163,417	Term Loan, 5.70%, Maturing March 31, 2012	129,916
JRD Holdings, Inc.
	1,896,094	Term Loan, 5.75%, Maturing June 26, 2014	1,441,031
Maine Beverage Co., LLC
	600,000	Term Loan, 5.63%, Maturing June 30, 2010	546,000
NPC International, Inc.
	491,258	Term Loan, 5.40%, Maturing May 3, 2013	358,618
OSI Restaurant Partners, LLC
	84,586	Term Loan, 5.28%, Maturing May 9, 2013	44,478
	992,900	Term Loan, 5.25%, Maturing May 9, 2014	522,100
QCE Finance, LLC
	982,412	Term Loan, 5.81%, Maturing May 5, 2013	648,392
	1,225,000	Term Loan - Second Lien, 9.51%, Maturing November 5, 2013	725,812
Sagittarius Restaurants, LLC
	448,629	Term Loan, 9.50%, Maturing March 29, 2013	217,585
			$14,914,413
Food / Drug Retailers — 1.4%
General Nutrition Centers, Inc.
	3,012,054	Term Loan, 6.14%, Maturing September 16, 2013	$2,088,357
Iceland Foods Group, Ltd.
GBP	2,150,000	Term Loan, 7.61%, Maturing May 2, 2014	3,001,639
GBP	2,150,000	Term Loan, 8.61%, Maturing May 2, 2015	3,001,639
GBP	532,201	Term Loan, 14.61%, Maturing May 2, 2016	685,198
Pantry, Inc. (The)
	1,190,486	Term Loan, 4.87%, Maturing May 15, 2014	845,245
	342,722	Term Loan, 4.87%, Maturing May 15, 2014	243,333

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Food / Drug Retailers (continued)
Rite Aid Corp.
	4,479,994	Term Loan, 5.01%, Maturing June 1, 2014	$3,326,395
	1,250,000	Term Loan, 6.00%, Maturing June 4, 2014	987,500
Roundy's Supermarkets, Inc.
	3,769,530	Term Loan, 5.38%, Maturing November 3, 2011	3,062,743
Supervalu, Inc.
	1,768,417	Term Loan, 3.27%, Maturing June 1, 2012	1,491,610
			$18,733,659
Forest Products — 0.9%
Appleton Papers, Inc.
	1,900,938	Term Loan, 5.38%, Maturing June 5, 2014	$1,530,255
Georgia-Pacific Corp.
	8,835,480	Term Loan, 4.65%, Maturing December 20, 2012	7,360,449
Newpage Corp.
	1,935,375	Term Loan, 7.00%, Maturing December 5, 2014	1,580,096
Xerium Technologies, Inc.
	1,869,229	Term Loan, 9.26%, Maturing May 18, 2012	1,383,229
			$11,854,029
Healthcare — 5.5%
Accellent, Inc.
	1,410,125	Term Loan, 5.31%, Maturing November 22, 2012	$972,986
Advanced Medical Optics, Inc.
	835,443	Term Loan, 4.76%, Maturing April 2, 2014	607,785
Alliance Imaging, Inc.
	1,118,681	Term Loan, 5.78%, Maturing December 29, 2011	973,252
American Medical Systems
	1,414,122	Term Loan, 5.44%, Maturing July 20, 2012	1,216,145
AMN Healthcare, Inc.
	310,112	Term Loan, 5.51%, Maturing November 2, 2011	269,798
AMR HoldCo, Inc.
	2,164,305	Term Loan, 4.82%, Maturing February 10, 2012	1,926,231
Biomet, Inc.
	3,960,000	Term Loan, 6.76%, Maturing December 26, 2014	3,456,090
EUR	1,757,250	Term Loan, 8.14%, Maturing December 26, 2014	1,920,545
Capio AB
EUR	169,803	Term Loan, 7.16%, Maturing April 24, 2015	165,131
EUR	204,134	Term Loan, 7.16%, Maturing April 24, 2015	198,517
EUR	169,803	Term Loan, 7.29%, Maturing April 16, 2016	165,131
EUR	152,245	Term Loan, 7.29%, Maturing April 24, 2016	148,056
Cardinal Health 409, Inc.
	2,172,500	Term Loan, 6.01%, Maturing April 10, 2014	1,406,694
EUR	1,975,000	Term Loan, 7.39%, Maturing April 10, 2014	1,875,341

Principal Amount*	Borrower/Tranche Description	Value
Healthcare (continued)
Carestream Health, Inc.
4,287,740	Term Loan, 5.43%, Maturing April 30, 2013	$2,822,761
1,000,000	Term Loan - Second Lien, 8.32%, Maturing October 30, 2013	491,250
Carl Zeiss Vision Holding GmbH
1,300,000	Term Loan, 5.62%, Maturing March 23, 2015	743,167
Community Health Systems, Inc.
503,549	Term Loan, 0.00%, Maturing July 25, 2014(3)	404,791
9,842,239	Term Loan, 5.16%, Maturing July 25, 2014	7,911,930
Concentra, Inc.
850,000	Term Loan - Second Lien, 9.27%, Maturing June 25, 2015	297,500
ConMed Corp.
611,958	Term Loan, 4.67%, Maturing April 13, 2013	501,806
CRC Health Corp.
637,000	Term Loan, 6.01%, Maturing February 6, 2013	439,530
585,060	Term Loan, 6.01%, Maturing February 6, 2013	403,691
DaVita, Inc.
5,424,933	Term Loan, 4.67%, Maturing October 5, 2012	4,727,444
DJO Finance, LLC
1,042,125	Term Loan, 6.74%, Maturing May 15, 2014	797,226
Fresenius Medical Care Holdings
3,525,936	Term Loan, 5.00%, Maturing March 31, 2013	3,004,098
Hanger Orthopedic Group, Inc.
1,532,491	Term Loan, 5.18%, Maturing May 30, 2013	1,203,006
HCA, Inc.
8,783,451	Term Loan, 6.01%, Maturing November 18, 2013	7,270,501
Health Management Association, Inc.
5,807,958	Term Loan, 5.51%, Maturing February 28, 2014	4,094,611
HealthSouth Corp.
1,880,182	Term Loan, 5.50%, Maturing March 10, 2013	1,562,379
Iasis Healthcare, LLC
112,878	Term Loan, 4.58%, Maturing March 14, 2014	91,431
422,233	Term Loan, 5.12%, Maturing March 14, 2014	342,008
1,220,249	Term Loan, 5.12%, Maturing March 14, 2014	988,402
Ikaria Acquisition, Inc.
755,942	Term Loan, 5.67%, Maturing March 28, 2013	718,145
IM U.S. Holdings, LLC
900,000	Term Loan - Second Lien, 7.75%, Maturing June 26, 2015	630,000
Invacare Corp.
2,175,114	Term Loan, 5.60%, Maturing February 12, 2013	1,859,722
inVentiv Health, Inc.
1,197,755	Term Loan, 5.52%, Maturing July 6, 2014	934,249
Leiner Health Products, Inc.
110,567	Term Loan, 8.75%, Maturing May 27, 2011(5)	105,039

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	LifePoint Hospitals, Inc.
	2,959,542	Term Loan, 4.44%, Maturing April 15, 2012	$2,495,264
	MultiPlan Merger Corp.
	707,292	Term Loan, 5.63%, Maturing April 12, 2013	556,992
	1,292,706	Term Loan, 5.63%, Maturing April 12, 2013	1,018,006
	Mylan, Inc.
	769,188	Term Loan, 6.90%, Maturing October 2, 2014	664,111
	National Mentor Holdings, Inc.
	81,200	Term Loan, 4.94%, Maturing June 29, 2013	68,614
	1,338,002	Term Loan, 5.77%, Maturing June 29, 2013	1,130,612
	National Rental Institutes, Inc.
	1,998,284	Term Loan, 6.06%, Maturing March 31, 2013	1,323,863
	Nyco Holdings
EUR	1,920,457	Term Loan, 7.42%, Maturing December 29, 2014	1,338,596
EUR	1,920,457	Term Loan, 8.17%, Maturing December 29, 2015	1,338,596
	Physiotherapy Associates, Inc.
	1,065,005	Term Loan, 8.50%, Maturing June 27, 2013	772,129
	RadNet Management, Inc.
	712,317	Term Loan, 7.06%, Maturing November 15, 2012	569,854
	ReAble Therapeutics Finance, LLC
	1,152,683	Term Loan, 5.76%, Maturing November 16, 2013	870,275
	Renal Advantage, Inc.
	996	Term Loan, 5.32%, Maturing October 5, 2012	742
	Select Medical Corp.
	1,604,340	Term Loan, 5.72%, Maturing February 24, 2012	1,235,342
	Select Medical Holdings Corp.
	2,002,375	Term Loan, 4.91%, Maturing February 24, 2012	1,541,829
	Sunrise Medical Holdings, Inc.
	1,550,142	Term Loan, 7.90%, Maturing May 13, 2010	1,188,649
	Vanguard Health Holding Co., LLC
	937,522	Term Loan, 5.74%, Maturing September 23, 2011	800,410
	Viant Holdings, Inc.
	765,313	Term Loan, 6.02%, Maturing June 25, 2014	455,361
			$75,015,634
	Home Furnishings — 0.6%
	Hunter Fan Co.
	614,448	Term Loan, 5.31%, Maturing April 16, 2014(4)	$344,091
	Interline Brands, Inc.
	1,284,563	Term Loan, 4.75%, Maturing June 23, 2013	989,113
	889,565	Term Loan, 4.75%, Maturing June 23, 2013	684,965
	National Bedding Co., LLC
	2,335,640	Term Loan, 5.35%, Maturing August 31, 2011	1,547,361
	1,050,000	Term Loan - Second Lien, 8.40%, Maturing August 31, 2012	661,500

Principal Amount*		Borrower/Tranche Description	Value
Home Furnishings (continued)
Oreck Corp.
	1,788,462	Term Loan, 5.61%, Maturing February 2, 2012(4)	$699,289
Sanitec, Ltd. Oy
EUR	490,638	Term Loan, 8.38%, Maturing April 7, 2013	356,966
EUR	490,638	Term Loan, 8.88%, Maturing April 7, 2014	359,051
Simmons Co.
	3,677,152	Term Loan, 5.44%, Maturing December 19, 2011	2,610,778
	1,000,000	Term Loan, 8.35%, Maturing February 15, 2012	177,500
			$8,430,614
Industrial Equipment — 1.5%
Brand Energy and Infrastructure Services, Inc.
	1,064,250	Term Loan, 6.96%, Maturing February 7, 2014	$835,436
CEVA Group PLC U.S.
	1,435,773	Term Loan, 6.75%, Maturing January 4, 2014	1,152,208
	171,053	Term Loan, 6.76%, Maturing January 4, 2014	137,270
EUR	303,301	Term Loan, 7.53%, Maturing January 4, 2014	310,225
EUR	515,040	Term Loan, 7.53%, Maturing January 4, 2014	526,797
EUR	632,987	Term Loan, 7.53%, Maturing January 4, 2014	647,436
EUR	1,597,365	Term Loan, 8.14%, Maturing January 4, 2014	1,633,827
EPD Holdings (Goodyear Engineering Products)
	114,758	Term Loan, 5.50%, Maturing July 13, 2014	83,199
	801,281	Term Loan, 5.50%, Maturing July 13, 2014	580,929
	1,100,000	Term Loan - Second Lien, 8.75%, Maturing July 13, 2015	638,000
Flowserve Corp.
	2,296,324	Term Loan, 5.31%, Maturing August 10, 2012	2,055,210
FR Brand Acquisition Corp.
	985,000	Term Loan, 6.00%, Maturing February 7, 2014	748,600
Generac Acquisition Corp.
	2,677,819	Term Loan, 6.65%, Maturing November 7, 2013	1,691,490
	500,000	Term Loan - Second Lien, 10.15%, Maturing April 7, 2014	162,500
Gleason Corp.
	280,361	Term Loan, 5.22%, Maturing June 30, 2013	239,709
	743,297	Term Loan, 5.22%, Maturing June 30, 2013	635,519
Itron, Inc.
EUR	380,560	Term Loan, 6.89%, Maturing April 18, 2014	418,349
Jason, Inc.
	630,882	Term Loan, 5.50%, Maturing April 30, 2010	492,088
John Maneely Co.
	2,494,969	Term Loan, 7.66%, Maturing December 8, 2013	1,840,040
KION Group GmbH
	250,000	Term Loan, 5.12%, Maturing December 23, 2014	155,250
	250,000	Term Loan, 5.62%, Maturing December 23, 2015	155,250
Polypore, Inc.
	4,295,625	Term Loan, 5.39%, Maturing July 3, 2014	3,350,588

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Industrial Equipment (continued)
Sequa Corp.
795,043	Term Loan, 6.38%, Maturing November 30, 2014	$597,276
TFS Acquisition Corp.
882,000	Term Loan, 7.26%, Maturing August 11, 2013	820,260
		$19,907,456
Insurance — 0.9%
Alliant Holdings I, Inc.
1,336,500	Term Loan, 6.76%, Maturing August 21, 2014	$922,185
Applied Systems, Inc.
955,805	Term Loan, 6.23%, Maturing September 26, 2013	788,539
CCC Information Services Group, Inc.
1,116,500	Term Loan, 6.02%, Maturing February 10, 2013	898,783
Conseco, Inc.
4,663,064	Term Loan, 5.00%, Maturing October 10, 2013	3,089,280
Crawford & Company
1,614,786	Term Loan, 6.52%, Maturing October 31, 2013	1,404,864
Crump Group, Inc.
1,267,213	Term Loan, 6.71%, Maturing August 4, 2014	944,074
Getty Images, Inc.
2,925,000	Term Loan, 8.05%, Maturing July 2, 2015	2,663,213
Hub International Holdings, Inc.
217,604	Term Loan, 6.26%, Maturing June 13, 2014	150,147
968,137	Term Loan, 6.26%, Maturing June 13, 2014	668,015
U.S.I. Holdings Corp.
1,185,000	Term Loan, 6.52%, Maturing May 4, 2014	862,088
		$12,391,188
Leisure Goods / Activities / Movies — 3.6%
24 Hour Fitness Worldwide, Inc.
1,969,500	Term Loan, 6.18%, Maturing June 8, 2012	$1,467,278
AMC Entertainment, Inc.
1,716,264	Term Loan, 5.01%, Maturing January 26, 2013	1,316,160
AMF Bowling Worldwide, Inc.
1,300,000	Term Loan - Second Lien, 9.07%, Maturing December 8, 2013	747,500
Butterfly Wendel US, Inc.
371,737	Term Loan, 5.63%, Maturing June 22, 2013	284,379
371,857	Term Loan, 5.38%, Maturing June 22, 2014	284,471
Carmike Cinemas, Inc.
2,917,085	Term Loan, 6.31%, Maturing May 19, 2012	2,340,961
Cedar Fair, L.P.
488,750	Term Loan, 5.12%, Maturing August 31, 2011	359,231
2,804,978	Term Loan, 5.12%, Maturing August 30, 2012	2,061,659

Principal Amount*		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Cinemark, Inc.
	3,764,919	Term Loan, 4.64%, Maturing October 5, 2013	$2,886,439
Dave & Buster's, Inc.
	382,500	Term Loan, 6.02%, Maturing March 8, 2013	313,650
	975,000	Term Loan, 6.02%, Maturing March 8, 2013	799,500
Deluxe Entertainment Services
	791,770	Term Loan, 5.67%, Maturing January 28, 2011	633,416
	41,339	Term Loan, 6.01%, Maturing January 28, 2011	33,071
	76,340	Term Loan, 6.01%, Maturing January 28, 2011	61,072
Easton-Bell Sports, Inc.
	1,462,500	Term Loan, 5.29%, Maturing March 16, 2012	1,159,031
Formula One (Project Alpha III)
	1,928,571	Term Loan, 5.37%, Maturing October 13, 2014	1,359,643
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
	55,693	DIP Loan, 18.72%, Maturing October 31, 2008(4)(5)	55,693
Mega Blocks, Inc.
	1,473,350	Term Loan, 8.75%, Maturing July 26, 2012	847,176
Metro-Goldwyn-Mayer Holdings, Inc.
	10,111,941	Term Loan, 7.01%, Maturing April 8, 2012	5,112,850
National CineMedia, LLC
	2,075,000	Term Loan, 4.57%, Maturing February 13, 2015	1,445,584
Red Football, Ltd.
GBP	2,750,000	Term Loan, 8.17%, Maturing August 16, 2014	3,171,762
GBP	2,750,000	Term Loan, 8.42%, Maturing August 16, 2015	3,171,762
Regal Cinemas Corp.
	6,225,456	Term Loan, 5.26%, Maturing November 10, 2010	4,707,136
Revolution Studios Distribution Co., LLC
	1,383,658	Term Loan, 6.87%, Maturing December 21, 2014	1,148,436
	1,050,000	Term Loan, 10.12%, Maturing June 21, 2015	745,500
Six Flags Theme Parks, Inc.
	4,468,438	Term Loan, 5.69%, Maturing April 30, 2015	2,926,827
Southwest Sports Group, LLC
	1,450,000	Term Loan, 6.31%, Maturing December 22, 2010	1,123,750
Universal City Development Partners, Ltd.
	2,912,921	Term Loan, 6.68%, Maturing June 9, 2011	2,505,112
WMG Acquisition Corp.
	900,000	Revolving Loan, 0.00%, Maturing February 28, 2010(3)	758,250
	6,883,558	Term Loan, 5.06%, Maturing February 28, 2011	5,575,682
			$49,402,981
Lodging and Casinos — 1.4%
Gala Electric Casinos, Ltd.
GBP	958,999	Term Loan, 7.83%, Maturing December 12, 2013	$846,045
GBP	958,999	Term Loan, 8.33%, Maturing December 12, 2014	846,045

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Green Valley Ranch Gaming, LLC
640,330	Term Loan, 5.00%, Maturing February 16, 2014	$320,165
Harrah's Operating Co.
995,000	Term Loan, 6.45%, Maturing January 28, 2015	682,997
1,393,000	Term Loan, 6.54%, Maturing January 28, 2015	958,654
Herbst Gaming, Inc.
994,937	Term Loan, 10.50%, Maturing December 2, 2011	552,190
Isle of Capri Casinos, Inc.
2,628,493	Term Loan, 5.51%, Maturing November 30, 2013	1,782,993
792,540	Term Loan, 5.51%, Maturing November 30, 2013	537,606
1,051,397	Term Loan, 5.51%, Maturing November 30, 2013	713,197
LodgeNet Entertainment Corp.
1,165,800	Term Loan, 5.77%, Maturing April 4, 2014	681,993
New World Gaming Partners, Ltd.
1,447,396	Term Loan, 6.26%, Maturing June 30, 2014	723,698
291,667	Term Loan, 6.55%, Maturing June 30, 2014	145,833
Penn National Gaming, Inc.
7,075,145	Term Loan, 5.01%, Maturing October 3, 2012	5,915,607
Venetian Casino Resort/Las Vegas Sands, Inc.
1,132,434	Term Loan, 5.52%, Maturing May 14, 2014	651,433
4,153,780	Term Loan, 5.52%, Maturing May 23, 2014	2,389,462
VML US Finance, LLC
2,300,000	Term Loan, 6.02%, Maturing May 25, 2013	1,477,750
Wimar OpCo, LLC
900,262	Term Loan, 7.25%, Maturing January 3, 2012	417,872
		$19,643,540
Nonferrous Metals / Minerals — 0.9%
Alpha Natural Resources, LLC
2,750,875	Term Loan, 5.56%, Maturing October 26, 2012	$2,547,998
Compass Minerals Group, Inc.
2,749,437	Term Loan, 5.28%, Maturing December 22, 2012	2,498,551
Euramax International, Inc.
698,264	Term Loan, 8.00%, Maturing June 28, 2012	360,770
501,316	Term Loan - Second Lien, 11.00%, Maturing June 28, 2013	238,125
248,684	Term Loan - Second Lien, 11.00%, Maturing June 28, 2013	118,125
Murray Energy Corp.
945,700	Term Loan, 6.94%, Maturing January 28, 2010	822,759
Noranda Aluminum Acquisition
531,158	Term Loan, 4.81%, Maturing May 18, 2014	424,926
Novelis, Inc.
592,492	Term Loan, 5.77%, Maturing June 28, 2014	423,039
1,303,483	Term Loan, 5.77%, Maturing June 28, 2014	930,687

	Principal Amount*	Borrower/Tranche Description	Value
	Nonferrous Metals / Minerals (continued)
	Oxbow Carbon and Mineral Holdings
	163,037	Term Loan, 5.76%, Maturing May 8, 2014	$118,202
	1,821,124	Term Loan, 5.76%, Maturing May 8, 2014	1,320,315
	Tube City IMS Corp.
	324,324	Term Loan, 5.76%, Maturing January 25, 2014	222,973
	2,635,541	Term Loan, 5.76%, Maturing January 25, 2014	1,811,934
			$11,838,404
	Oil and Gas — 0.7%
	Atlas Pipeline Partners, L.P.
	1,615,000	Term Loan, 5.68%, Maturing July 20, 2014	$1,328,338
	Big West Oil, LLC
	577,500	Term Loan, 5.25%, Maturing May 1, 2014	389,813
	459,375	Term Loan, 5.25%, Maturing May 1, 2014	310,078
	Citgo Petroleum Corp.
	1,898,857	Term Loan, 3.39%, Maturing November 15, 2012	1,419,396
	Dresser, Inc.
	824,990	Term Loan, 5.07%, Maturing May 4, 2014	600,439
	1,250,000	Term Loan - Second Lien, 8.56%, Maturing May 4, 2015	772,916
	Enterprise GP Holdings, L.P.
	1,550,000	Term Loan, 6.68%, Maturing October 31, 2014	1,309,750
	IFM (US) Colonial Pipeline 2, LLC
	935,737	Term Loan, 4.81%, Maturing February 27, 2012	818,770
	Targa Resources, Inc.
	1,602,972	Term Loan, 5.14%, Maturing October 31, 2012	1,224,670
	1,403,202	Term Loan, 5.97%, Maturing October 31, 2012	1,072,046
	Volnay Acquisition Co.
	882,500	Term Loan, 5.15%, Maturing January 12, 2014	714,825
			$9,961,041
	Publishing — 3.6%
	American Media Operations, Inc.
	3,736,779	Term Loan, 7.56%, Maturing January 31, 2013	$2,512,984
	Aster Zweite Beteiligungs GmbH
	1,075,000	Term Loan, 6.13%, Maturing September 27, 2013	674,563
EUR	472,333	Term Loan, 7.54%, Maturing September 27, 2013	382,277
	CanWest MediaWorks, Ltd.
	1,160,312	Term Loan, 4.81%, Maturing July 10, 2014	829,623
	Dex Media West, LLC
	5,190,000	Term Loan, 7.54%, Maturing October 24, 2014	2,890,830
	GateHouse Media Operating, Inc.
	1,850,000	Term Loan, 4.81%, Maturing August 28, 2014	456,334
	800,000	Term Loan, 4.98%, Maturing August 28, 2014	197,334
	975,000	Term Loan, 5.07%, Maturing August 28, 2014	450,938

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Publishing (continued)
	Idearc, Inc.
	12,305,813	Term Loan, 5.74%, Maturing November 17, 2014	$5,312,013
	Laureate Education, Inc.
	433,619	Term Loan, 7.00%, Maturing August 17, 2014	310,037
	2,897,655	Term Loan, 7.00%, Maturing August 17, 2014	2,071,823
	MediaNews Group, Inc.
	921,664	Term Loan, 7.07%, Maturing August 2, 2013	483,874
	Mediannuaire Holding
EUR	968,816	Term Loan, 7.38%, Maturing October 10, 2014	550,516
EUR	968,816	Term Loan, 7.88%, Maturing October 10, 2015	550,516
EUR	1,000,000	Term Loan - Second Lien, 9.38%, Maturing April 10, 2016	535,311
	Merrill Communications, LLC
	1,440,858	Term Loan, 5.98%, Maturing February 9, 2009	936,557
	Nebraska Book Co., Inc.
	910,026	Term Loan, 6.38%, Maturing March 4, 2011	664,319
	Nelson Education, Ltd.
	668,250	Term Loan, 6.26%, Maturing July 5, 2014	551,306
	Nielsen Finance, LLC
	7,950,157	Term Loan, 4.80%, Maturing August 9, 2013	5,795,665
	Penton Media, Inc.
	985,000	Term Loan, 5.66%, Maturing February 1, 2013	546,675
	Philadelphia Newspapers, LLC
	1,038,512	Term Loan, 7.25%, Maturing June 29, 2013	311,554
	R.H. Donnelley Corp.
	3,783,054	Term Loan, 6.85%, Maturing June 30, 2010	2,403,026
	Reader's Digest Association, Inc. (The)
	7,855,375	Term Loan, 5.23%, Maturing March 2, 2014	4,006,241
	SGS International, Inc.
	837,220	Term Loan, 6.27%, Maturing December 30, 2011	615,357
	Source Interlink Companies, Inc.
	1,989,924	Term Loan, 6.47%, Maturing August 1, 2014	1,343,199
	Source Media, Inc.
	2,311,272	Term Loan, 8.77%, Maturing November 8, 2011	1,560,109
	Springer Science+Business Media
	563,580	Term Loan, 6.14%, Maturing May 5, 2011	395,915
	505,808	Term Loan, 6.51%, Maturing May 5, 2012	355,330
	430,613	Term Loan, 6.51%, Maturing May 5, 2012	302,505
	TL Acquisitions, Inc.
	3,242,250	Term Loan, 5.62%, Maturing July 5, 2014	2,433,490
	Trader Media Corp.
GBP	2,309,688	Term Loan, 8.26%, Maturing March 23, 2015	1,923,597
	Tribune Co.
	1,836,935	Term Loan, 7.08%, Maturing May 17, 2009	1,445,668
	1,989,950	Term Loan, 6.00%, Maturing May 17, 2014	736,281
	2,231,638	Term Loan, 6.00%, Maturing May 17, 2014	1,002,005

	Principal Amount*	Borrower/Tranche Description	Value
	Publishing (continued)
	Xsys US, Inc.
	1,290,100	Term Loan, 6.13%, Maturing September 27, 2013	$809,538
EUR	527,667	Term Loan, 7.54%, Maturing September 27, 2013	427,062
	1,277,104	Term Loan, 6.13%, Maturing September 27, 2014	801,383
	Yell Group, PLC
	3,425,000	Term Loan, 6.12%, Maturing February 10, 2013	2,363,250
			$49,939,005
	Radio and Television — 2.3%
	Block Communications, Inc.
	2,042,250	Term Loan, 5.27%, Maturing December 22, 2011	$1,644,011
	CMP KC, LLC
	966,188	Term Loan, 7.81%, Maturing May 5, 2013	628,215
	CMP Susquehanna Corp.
	2,734,403	Term Loan, 5.17%, Maturing May 5, 2013	1,230,481
	Discovery Communications, Inc.
	3,431,563	Term Loan, 5.76%, Maturing April 30, 2014	2,844,765
	Emmis Operating Co.
	1,035,940	Term Loan, 5.54%, Maturing November 2, 2013	595,666
	Entravision Communications Corp.
	1,739,000	Term Loan, 6.38%, Maturing September 29, 2013	1,194,114
	Gray Television, Inc.
	2,357,785	Term Loan, 5.04%, Maturing January 19, 2015	1,343,937
	HIT Entertainment, Inc.
	1,835,658	Term Loan, 4.80%, Maturing March 20, 2012	1,147,287
	NEP II, Inc.
	837,242	Term Loan, 6.01%, Maturing February 16, 2014	615,373
	Nexstar Broadcasting, Inc.
	2,102,245	Term Loan, 5.51%, Maturing October 1, 2012	1,461,061
	1,989,390	Term Loan, 5.51%, Maturing October 1, 2012	1,382,626
	NextMedia Operating, Inc.
	181,719	Term Loan, 7.26%, Maturing November 15, 2012	124,478
	80,764	Term Loan, 8.28%, Maturing November 15, 2012	55,323
	PanAmSat Corp.
	1,061,881	Term Loan, 6.65%, Maturing January 3, 2014	881,361
	1,061,560	Term Loan, 6.65%, Maturing January 3, 2014	881,095
	1,061,560	Term Loan, 6.65%, Maturing January 3, 2014	881,095
	Paxson Communications Corp.
	3,250,000	Term Loan, 8.00%, Maturing January 15, 2012	1,803,750
	Raycom TV Broadcasting, LLC
	1,900,000	Term Loan, 3.69%, Maturing June 25, 2014	1,567,500
	SFX Entertainment
	1,393,020	Term Loan, 7.02%, Maturing June 21, 2013	1,121,381
	Sirius Satellite Radio, Inc.
	742,500	Term Loan, 5.44%, Maturing December 19, 2012	445,500

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television (continued)
	Tyrol Acquisition 2 SAS
EUR	1,050,000	Term Loan, 6.50%, Maturing January 19, 2015	$816,349
EUR	1,050,000	Term Loan, 7.40%, Maturing January 19, 2016	816,349
	Univision Communications, Inc.
	770,500	Term Loan - Second Lien, 5.50%, Maturing March 29, 2009	676,114
	11,650,000	Term Loan, 5.25%, Maturing September 29, 2014	6,331,775
	Young Broadcasting, Inc.
	2,315,962	Term Loan, 6.30%, Maturing November 3, 2012	1,531,430
			$32,021,036
	Rail Industries — 0.4%
	Kansas City Southern Railway Co.
	3,323,500	Term Loan, 5.21%, Maturing April 26, 2013	$2,874,827
	Rail America, Inc.
	135,280	Term Loan, 7.88%, Maturing August 14, 2009	121,076
	2,089,720	Term Loan, 7.88%, Maturing August 13, 2010	1,870,299
			$4,866,202
	Retailers (Except Food and Drug) — 1.2%
	American Achievement Corp.
	1,248,524	Term Loan, 5.07%, Maturing March 25, 2011	$1,123,672
	Amscan Holdings, Inc.
	714,125	Term Loan, 5.41%, Maturing May 25, 2013	535,594
	Claire's Stores, Inc.
	493,750	Term Loan, 5.85%, Maturing May 24, 2014	245,023
	Cumberland Farms, Inc.
	2,023,883	Term Loan, 5.26%, Maturing September 29, 2013	1,669,703
	Harbor Freight Tools USA, Inc.
	1,936,252	Term Loan, 5.43%, Maturing July 15, 2010	1,394,101
	Josten's Corp.
	1,991,336	Term Loan, 5.17%, Maturing October 4, 2011	1,660,277
	Mapco Express, Inc.
	1,666,061	Term Loan, 5.93%, Maturing April 28, 2011	1,041,288
	Neiman Marcus Group, Inc.
	1,542,722	Term Loan, 4.57%, Maturing April 5, 2013	1,172,951
	Orbitz Worldwide, Inc.
	1,683,000	Term Loan, 6.39%, Maturing July 25, 2014	1,081,328
	Oriental Trading Co., Inc.
	1,150,000	Term Loan - Second Lien, 9.12%, Maturing January 31, 2013	479,167
	2,073,014	Term Loan, 5.25%, Maturing July 31, 2013	1,272,312

Principal Amount*		Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Rent-A-Center, Inc.
	1,172,805	Term Loan, 4.95%, Maturing November 15, 2012	$949,972
Savers, Inc.
	447,716	Term Loan, 5.75%, Maturing August 11, 2012	353,695
	489,797	Term Loan, 5.75%, Maturing August 11, 2012	386,940
The Yankee Candle Company, Inc.
	3,485,341	Term Loan, 5.76%, Maturing February 6, 2014	2,352,605
Vivarte
EUR	836,310	Term Loan, 7.20%, Maturing May 29, 2015	464,436
EUR	130,208	Term Loan, 7.20%, Maturing May 29, 2015	72,310
EUR	33,482	Term Loan, 7.20%, Maturing May 29, 2015	18,594
EUR	836,310	Term Loan, 7.70%, Maturing May 29, 2016	464,436
EUR	130,208	Term Loan, 7.70%, Maturing May 29, 2016	72,310
EUR	33,482	Term Loan, 7.70%, Maturing May 29, 2016	18,594
			$16,829,308
Steel — 0.2%
Algoma Acquisition Corp.
	2,244,159	Term Loan, 5.50%, Maturing June 20, 2013	$1,817,769
Niagara Corp.
	1,456,562	Term Loan, 8.50%, Maturing June 29, 2014	1,005,028
			$2,822,797
Surface Transport — 0.2%
Gainey Corp.
	1,884,496	Term Loan, 7.00%, Maturing April 20, 2012(5)	$376,899
Oshkosh Truck Corp.
	956,468	Term Loan, 4.50%, Maturing December 6, 2013	667,137
Ozburn-Hessey Holding Co., LLC
	581,599	Term Loan, 6.61%, Maturing August 9, 2012	520,531
Swift Transportation Co., Inc.
	3,020,930	Term Loan, 6.06%, Maturing May 10, 2014	1,752,140
			$3,316,707
Telecommunications — 2.2%
Alltell Communication
	3,989,950	Term Loan, 5.32%, Maturing May 16, 2014	$3,808,407
	1,955,250	Term Loan, 5.50%, Maturing May 16, 2015	1,871,542
Asurion Corp.
	2,450,000	Term Loan, 6.06%, Maturing July 13, 2012	1,833,416
	1,000,000	Term Loan - Second Lien, 10.84%, Maturing January 13, 2013	673,333

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Telecommunications (continued)
BCM Luxembourg, Ltd.
EUR	2,875,000	Term Loan, 6.38%, Maturing September 30, 2014	$2,337,030
EUR	2,875,000	Term Loan, 6.63%, Maturing September 30, 2015	2,337,030
EUR	1,500,000	Term Loan - Second Lien, 8.75%, Maturing March 31, 2016	994,149
Centennial Cellular Operating Co., LLC
	3,226,468	Term Loan, 5.64%, Maturing February 9, 2011	2,774,763
CommScope, Inc.
	782,051	Term Loan, 6.10%, Maturing November 19, 2014	602,180
Intelsat Subsidiary Holding Co.
	1,274,000	Term Loan, 6.65%, Maturing July 3, 2013	1,055,828
Iowa Telecommunications Services
	2,776,000	Term Loan, 5.40%, Maturing November 23, 2011	2,227,740
IPC Systems, Inc.
GBP	1,678,750	Term Loan, 8.56%, Maturing May 31, 2014	1,350,848
Macquarie UK Broadcast Ventures, Ltd.
GBP	1,071,462	Term Loan, 7.67%, Maturing December 26, 2014	1,351,466
NTelos, Inc.
	1,218,900	Term Loan, 5.37%, Maturing August 24, 2011	1,049,270
Palm, Inc.
	1,064,250	Term Loan, 7.27%, Maturing April 24, 2014	595,980
Stratos Global Corp.
	1,198,500	Term Loan, 6.26%, Maturing February 13, 2012	988,763
Trilogy International Partners
	1,225,000	Term Loan, 7.26%, Maturing June 29, 2012	741,125
Windstream Corp.
	3,990,139	Term Loan, 6.05%, Maturing July 17, 2013	3,487,880
			$30,080,750
Utilities — 1.5%
AEI Finance Holding, LLC
	388,674	Revolving Loan, 6.76%, Maturing March 30, 2012	$258,468
	2,802,895	Term Loan, 6.76%, Maturing March 30, 2014	1,863,925
Astoria Generating Co.
	1,250,000	Term Loan - Second Lien, 6.96%, Maturing August 23, 2013	971,875
BRSP, LLC
	2,265,375	Term Loan, 5.86%, Maturing July 13, 2009	1,618,384
Calpine Corp.
	1,182,067	DIP Loan, 6.65%, Maturing March 30, 2009	951,142
Electricinvest Holding Co.
EUR	536,193	Term Loan, 8.94%, Maturing October 24, 2012	541,598
GBP	540,000	Term Loan, 10.10%, Maturing October 24, 2012	688,721

Principal Amount*	Borrower/Tranche Description	Value
Utilities (continued)
Mirant North America, LLC
832,281	Term Loan, 4.87%, Maturing January 3, 2013	$693,765
NRG Energy, Inc.
2,994,481	Term Loan, 5.26%, Maturing June 1, 2014	2,607,693
6,094,669	Term Loan, 5.26%, Maturing June 1, 2014	5,307,439
Pike Electric, Inc.
470,384	Term Loan, 6.06%, Maturing July 1, 2012	442,161
354,382	Term Loan, 5.81%, Maturing December 10, 2012	333,119
TXU Texas Competitive Electric Holdings Co., LLC
3,118,500	Term Loan, 6.44%, Maturing October 10, 2014	2,434,769
1,138,500	Term Loan, 6.66%, Maturing October 10, 2014	893,089
Vulcan Energy Corp.
1,412,275	Term Loan, 6.25%, Maturing July 23, 2010	1,235,741
		$20,841,889
Total Senior Floating-Rate Interests (identified cost $1,114,558,204)		$792,870,616
Corporate Bonds & Notes — 42.6%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.4%
Alion Science and Technologies Corp.
$1,500	10.25%, 2/1/15	$832,500
Bombardier, Inc.
1,425	8.00%, 11/15/14(6)	1,225,500
DRS Technologies, Inc., Sr. Sub. Notes
875	7.625%, 2/1/18	870,625
Hawker Beechcraft Acquisition
2,510	9.75%, 4/1/17	1,418,150
Vought Aircraft Industries, Inc., Sr. Notes
1,250	8.00%, 7/15/11	943,750
		$5,290,525
Automotive — 1.3%
Allison Transmission, Inc.
$3,905	11.00%, 11/1/15(6)	$2,460,150
Altra Industrial Motion, Inc.
3,590	9.00%, 12/1/11	3,248,950

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Automotive (continued)
American Axle & Manufacturing, Inc.
$1,480	7.875%, 3/1/17	$466,200
Commercial Vehicle Group, Inc., Sr. Notes
1,100	8.00%, 7/1/13	709,500
Ford Motor Credit Co., Sr. Notes
5,965	5.70%, 1/15/10	4,428,917
Tenneco Automotive, Inc., Series B
6,073	10.25%, 7/15/13	5,192,415
Tenneco, Inc., Sr. Notes
1,085	8.125%, 11/15/15	569,625
United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	618,750
		$17,694,507
Broadcast Radio and Television — 0.1%
Warner Music Group, Sr. Sub. Notes
$1,570	7.375%, 4/15/14	$981,250
XM Satellite Radio Holdings, Inc., Sr. Notes
2,885	13.00%, 8/1/13(6)	1,110,725
		$2,091,975
Brokers / Dealers / Investment Houses — 0.1%
Nuveen Investments, Inc., Sr. Notes
$2,900	10.50%, 11/15/15(6)	$797,500
		$797,500
Building and Development — 1.0%
Host Hotels and Resorts, LP, Sr. Notes
$3,360	6.75%, 6/1/16	$2,452,800
Interline Brands, Inc., Sr. Sub. Notes
1,240	8.125%, 6/15/14	961,000
Nortek, Inc., Sr. Sub. Notes
3,555	10.00%, 12/1/13(6)	2,630,700
Panolam Industries International, Sr. Sub. Notes
5,995	10.75%, 10/1/13	3,626,975
Ply Gem Industries, Inc., Sr. Notes,
3,315	11.75%, 6/15/13(6)	2,204,475
Texas Industries Inc., Sr. Notes
1,640	7.25%, 7/15/13(6)	1,295,600
		$13,171,550

Principal Amount (000's omitted)	Security	Value
Business Equipment and Services — 2.8%
Affinion Group, Inc.
$1,065	10.125%, 10/15/13	$750,825
2,560	11.50%, 10/15/15	1,548,800
Ceridian Corp., Sr. Notes
5,820	11.25%, 11/15/15(6)	3,637,500
Education Management, LLC, Sr. Notes
5,270	8.75%, 6/1/14	3,873,450
Education Management, LLC, Sr. Sub. Notes
7,270	10.25%, 6/1/16	5,052,650
MediMedia USA, Inc., Sr. Sub. Notes
2,415	11.375%, 11/15/14(6)	1,944,075
Muzak, LLC/Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09	3,885,000
Rental Service Corp.
6,380	9.50%, 12/1/14	3,859,900
SunGard Data Systems, Inc., Sr. Notes
11,035	10.625%, 5/15/15(6)	9,379,750
Travelport, LLC
5,455	9.875%, 9/1/14	2,618,400
549	11.875%, 9/1/16	222,345
West Corp.
4,275	9.50%, 10/15/14	2,351,250
		$39,123,945
Cable and Satellite Television — 1.2%
Cablevision Systems Corp., Sr. Notes, Series B
$2,315	8.00%, 4/15/12	$1,959,069
CCH I Holdings, LLC, Sr. Notes
645	11.00%, 10/1/15	270,900
CCH II Holdings, LLC, Sr. Notes
940	10.25%, 10/1/13	592,200
720	10.25%, 10/1/13(6)	439,200
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
10,295	8.75%, 11/15/13	6,846,175
Charter Communications, Inc., Sr. Notes
2,740	10.875%, 9/15/14(6)	2,239,950
Kabel Deutschland GmbH
1,955	10.625%, 7/1/14	1,651,975
Mediacom Broadband Group Corp., LLC, Sr. Notes
1,720	8.50%, 10/15/15	1,281,400
National Cable PLC
540	8.75%, 4/15/14	380,700
National Cable PLC, Sr. Notes
1,895	9.125%, 8/15/16	1,260,175
		$16,921,744

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics — 0.9%
CII Carbon, LLC
$2,420	11.125%, 11/15/15(6)	$2,238,500
INEOS Group Holdings PLC
4,035	8.50%, 2/15/16(6)	1,513,125
Nova Chemicals Corp., Sr. Notes, Variable Rate
2,145	5.953%, 11/15/13	1,447,875
Reichhold Industries, Inc., Sr. Notes
7,255	9.00%, 8/15/14(6)	6,348,125
Solo Cup Co.
325	8.50%, 2/15/14	219,375
		$11,767,000
Clothing / Textiles — 1.8%
Levi Strauss & Co., Sr. Notes
$5,070	9.75%, 1/15/15	$3,574,350
410	8.875%, 4/1/16	270,600
Oxford Industries, Inc., Sr. Notes
13,450	8.875%, 6/1/11	11,096,250
Perry Ellis International, Inc., Sr. Sub. Notes
8,190	8.875%, 9/15/13	6,347,250
Phillips Van Heusen, Sr. Notes
1,610	8.125%, 5/1/13	1,392,650
Quiksilver, Inc.
3,060	6.875%, 4/15/15	1,484,100
		$24,165,200
Commercial Services — 0.0%
Environmental Systems Products, Inc., Jr. Notes (PIK)
$1,346	18.00%, 3/31/15	$107,680
		$107,680
Conglomerates — 0.2%
RBS Global & Rexnord Corp.
$1,905	9.50%, 8/1/14	$1,323,975
1,705	11.75%, 8/1/16	1,125,300
		$2,449,275
Containers and Glass Products — 0.7%
Intertape Polymer US, Inc., Sr. Sub. Notes
$3,220	8.50%, 8/1/14	$2,592,100
Pliant Corp. (PIK)
6,003	11.625%, 6/15/09	4,205,137

Principal Amount (000's omitted)	Security	Value
Containers and Glass Products (continued)
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
$6,315	8.00%, 3/15/17	$3,125,925
Stone Container Corp., Sr. Notes
1,305	8.375%, 7/1/12	672,075
		$10,595,237
Ecological Services and Equipment — 0.2%
Waste Services, Inc., Sr. Sub. Notes
$4,085	9.50%, 4/15/14	$3,288,425
		$3,288,425
Electronics / Electrical — 0.6%
Advanced Micro Devices, Inc., Sr. Notes
$3,885	7.75%, 11/1/12	$2,457,262
Avago Technologies Finance
1,850	10.125%, 12/1/13	1,563,250
5,045	11.875%, 12/1/15	4,111,675
NXP BV/NXP Funding, LLC, Variable Rate
1,025	7.503%, 10/15/13	454,844
		$8,587,031
Entertainment — 0.1%
Royal Caribbean Cruises, Sr. Notes
$1,270	7.00%, 6/15/13	$889,000
500	6.875%, 12/1/13	337,500
330	7.25%, 6/15/16	212,850
660	7.25%, 3/15/18	425,700
		$1,865,050
Equipment Leasing — 0.3%
Hertz Corp.
$330	8.875%, 1/1/14	$242,550
5,520	10.50%, 1/1/16	3,436,200
		$3,678,750
Financial Intermediaries — 1.3%
Ford Motor Credit Co.
$4,410	7.375%, 10/28/09	$3,661,530
Ford Motor Credit Co., Sr. Notes
5,535	7.875%, 6/15/10	3,720,085
180	9.875%, 8/10/11	113,490
1,110	7.80%, 6/1/12	648,643
6,865	12.00%, 5/15/15	4,364,053

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Financial Intermediaries (continued)
General Motors Acceptance Corp.
$7,975	7.20%, 1/15/11	$3,249,812
General Motors Acceptance Corp., Variable Rate
2,060	4.054%, 5/15/09	1,795,331
		$17,552,944
Food Products — 0.5%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$5,680	11.50%, (0.00% until 11/1/08), 11/1/2011	$4,941,600
Dole Foods Co., Sr. Notes
2,385	8.625%, 5/1/09	2,158,425
		$7,100,025
Food Service — 0.8%
Aramark Services, Inc.
$5,695	8.50%, 2/1/15	$4,897,700
El Pollo Loco, Inc.
4,050	11.75%, 11/15/13	3,341,250
NPC International, Inc.
4,500	9.50%, 5/1/14	2,812,500
		$11,051,450
Food / Drug Retailers — 1.0%
General Nutrition Center, Sr. Notes, Variable Rate, (PIK)
$8,270	7.584%, 3/15/14	$5,168,750
General Nutrition Center, Sr. Sub. Notes
4,315	10.75%, 3/15/15	2,696,875
Rite Aid Corp.
1,535	10.375%, 7/15/16	1,074,500
6,850	7.50%, 3/1/17	4,349,750
		$13,289,875
Forest Products — 1.1%
Georgia-Pacific Corp.
$1,450	9.50%, 12/1/11	$1,247,000
Jefferson Smurfit Corp., Sr. Notes
3,205	8.25%, 10/1/12	1,650,575
820	7.50%, 6/1/13	414,100
NewPage Corp.
10,345	10.00%, 5/1/12	7,086,325
5,165	12.00%, 5/1/13	3,073,175
NewPage Corp., Variable Rate
1,545	9.051%, 5/1/12	1,089,225
		$14,560,400

Principal Amount (000's omitted)	Security	Value
Healthcare — 3.8%
Accellent, Inc.
$3,320	10.50%, 12/1/13	$2,473,400
Advanced Medical Optics, Inc., Sr. Sub. Notes
170	7.50%, 5/1/17	113,050
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
4,270	10.00%, 2/15/15	4,120,550
Biomet, Inc.
10,215	11.625%, 10/15/17	8,938,125
Community Health Systems, Inc.
5,340	8.875%, 7/15/15	4,498,950
DJO Finance, LLC/DJO Finance Corp.
2,700	10.875%, 11/15/14	2,187,000
HCA, Inc.
4,559	8.75%, 9/1/10	4,034,715
322	7.875%, 2/1/11	270,480
2,385	9.125%, 11/15/14	2,057,062
4,850	9.25%, 11/15/16	4,134,625
MultiPlan Inc., Sr. Sub. Notes
4,860	10.375%, 4/15/16(6)	4,495,500
National Mentor Holdings, Inc.
4,115	11.25%, 7/1/14	3,806,375
Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	1,954,800
US Oncology, Inc.
3,065	9.00%, 8/15/12	2,559,275
5,350	10.75%, 8/15/14	4,199,750
Viant Holdings, Inc.
4,127	10.125%, 7/15/17(6)	2,331,755
		$52,175,412
Industrial Equipment — 0.5%
CEVA Group, PLC, Sr. Notes
$3,750	10.00%, 9/1/14(6)	$2,718,750
Chart Industries, Inc., Sr. Sub. Notes
2,170	9.125%, 10/15/15	1,811,950
ESCO Corp., Sr. Notes
1,595	8.625%, 12/15/13(6)	1,283,975
ESCO Corp., Sr. Notes, Variable Rate
1,595	6.694%, 12/15/13(6)	1,220,175
		$7,034,850

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insurance — 0.3%
Alliant Holdings I, Inc.
$1,885	11.00%, 5/1/15(6)	$1,536,275
Hub International Holdings
1,750	9.00%, 12/15/14(6)	1,321,250
U.S.I. Holdings Corp., Sr. Notes, Variable Rate
1,320	6.679%, 11/15/14(6)	839,850
		$3,697,375
Leisure Goods / Activities / Movies — 2.7%
AMC Entertainment, Inc.
$12,865	11.00%, 2/1/16	$10,227,675
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 4/1/13(5)(6)	434,000
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	8.584%, 4/1/12(5)(6)	1,798,687
Marquee Holdings, Inc., Sr. Disc. Notes
6,895	9.505%, 8/15/14	4,171,475
Ticketmaster, Sr. Notes
2,700	10.75%, 8/1/16(6)	2,281,500
Universal City Development Partners, Sr. Notes
11,825	11.75%, 4/1/10	9,489,562
Universal City Florida Holdings, Sr. Notes, Variable Rate
12,720	7.551%, 5/1/10	9,476,400
		$37,879,299
Lodging and Casinos — 3.3%
Buffalo Thunder Development Authority
$4,080	9.375%, 12/15/14(6)	$1,448,400
CCM Merger, Inc.
4,025	8.00%, 8/1/13(6)	2,394,875
Chukchansi EDA, Sr. Notes, Variable Rate
3,080	6.328%, 11/15/12(6)	1,647,800
Fontainebleau Las Vegas Casino, LLC
8,870	10.25%, 6/15/15(6)	1,241,800
Galaxy Entertainment Finance
1,970	9.875%, 12/15/12(6)	758,450
Galaxy Entertainment Finance, Variable Rate
1,260	8.133%, 12/15/10(6)	485,100
Greektown Holdings, LLC, Sr. Notes
1,095	10.75%, 12/1/13(5)(6)	240,900
Indianapolis Downs, LLC & Capital Corp., Sr. Notes
2,980	11.00%, 11/1/12(6)	1,504,900

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos (continued)
Inn of the Mountain Gods, Sr. Notes
$5,575	12.00%, 11/15/10	$2,480,875
Majestic HoldCo, LLC,
1,540	12.50%, 10/15/11(6)	9,625
MGM Mirage, Inc.
370	7.50%, 6/1/16	220,150
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
1,935	8.00%, 4/1/12	1,431,900
3,265	7.125%, 8/15/14	1,975,325
3,425	6.875%, 2/15/15	2,003,625
OED Corp./Diamond Jo, LLC
5,115	8.75%, 4/15/12	3,567,712
Park Place Entertainment
12,075	7.875%, 3/15/10	6,882,750
Pinnacle Entertainment, Inc., Sr. Sub. Notes
355	8.25%, 3/15/12	247,612
2,620	7.50%, 6/15/15	1,650,600
Pokagon Gaming Authority, Sr. Notes
1,101	10.375%, 6/15/14(6)	1,007,415
San Pasqual Casino
1,215	8.00%, 9/15/13(6)	941,625
Seminole Hard Rock Entertainment, Variable Rate
1,930	5.319%, 3/15/14(6)	1,283,450
Trump Entertainment Resorts, Inc.
990	8.50%, 6/1/15(5)	259,875
Tunica-Biloxi Gaming Authority, Sr. Notes
3,405	9.00%, 11/15/15(6)	2,987,887
Waterford Gaming, LLC, Sr. Notes
5,702	8.625%, 9/15/14(6)	4,017,688
Wynn Las Vegas, LLC
5,505	6.625%, 12/1/14	4,087,463
		$44,777,802
Nonferrous Metals / Minerals — 0.9%
Aleris International, Inc., Sr. Notes
$5,440	9.00%, 12/15/14	$1,904,000
FMG Finance PTY, Ltd.
8,090	10.625%, 9/1/16(6)	5,582,100
Freeport-McMoran C and G, Sr. Notes
7,185	8.375%, 4/1/17	5,648,028
		$13,134,128

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Oil and Gas — 4.2%
Allis-Chalmers Energy, Inc., Sr. Notes
$4,230	9.00%, 1/15/14	$2,770,650
Chesapeake Energy Corp.
3,150	6.875%, 1/15/16	2,543,625
Cimarex Energy Co., Sr. Notes
1,205	7.125%, 5/1/17	970,025
Clayton Williams Energy, Inc.
2,200	7.75%, 8/1/13	1,364,000
Compton Pet Finance Corp.
2,360	7.625%, 12/1/13	1,380,600
Denbury Resources, Inc., Sr. Sub. Notes
520	7.50%, 12/15/15	364,000
El Paso Corp., Sr. Notes
2,305	9.625%, 5/15/12	2,100,588
Encore Acquisition Co., Sr. Sub. Notes
1,730	7.25%, 12/1/17	1,146,125
Forbes Energy Services, Sr. Notes
4,605	11.00%, 2/15/15	3,223,500
OPTI Canada, Inc., Sr. Notes
1,795	7.875%, 12/15/14	1,085,975
1,970	8.25%, 12/15/14	1,182,000
Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	1,621,200
Petrohawk Energy Corp.
8,800	9.125%, 7/15/13	6,820,000
2,165	7.875%, 6/1/15(6)	1,477,613
Petroleum Development Corp., Sr. Notes
1,805	12.00%, 2/15/18	1,398,875
Petroplus Finance, Ltd.
430	6.75%, 5/1/14(6)	290,250
7,605	7.00%, 5/1/17(6)	5,019,300
Plains Exploration & Production Co.
1,940	7.00%, 3/15/17	1,280,400
Quicksilver Resources, Inc.
335	8.25%, 8/1/15	234,500
3,440	7.125%, 4/1/16	2,218,800
SemGroup L.P., Sr. Notes
5,990	8.75%, 11/15/15(5)(6)	389,350
SESI, LLC, Sr. Notes
660	6.875%, 6/1/14	557,700
Sonat, Inc.
5,000	7.625%, 7/15/11	4,181,705
Stewart & Stevenson, LLC, Sr. Notes
6,280	10.00%, 7/15/14	4,741,400

Principal Amount (000's omitted)	Security	Value
Oil and Gas (continued)
United Refining Co., Sr. Notes
$11,495	10.50%, 8/15/12	$8,161,450
VeraSun Energy Corp.
1,170	9.875%, 12/15/12	485,550
		$57,009,181
Publishing — 1.1%
Dex Media West/Finance, Series B
$2,815	9.875%, 8/15/13	$1,062,663
Harland Clarke Holdings
1,795	9.50%, 5/15/15	870,575
Laureate Education, Inc.
3,085	10.00%, 8/15/15(6)	2,236,625
2,437	10.25%, 8/15/15(6)	1,660,485
Nielsen Finance, LLC
9,260	10.00%, 8/1/14	6,759,800
Reader's Digest Association, Inc. (The), Sr. Sub. Notes
9,535	9.00%, 2/15/17	2,741,313
		$15,331,461
Radio and Television — 0.1%
Rainbow National Services, LLC, Sr. Sub. Debs.
$1,470	10.375%, 9/1/14(6)	$1,286,250
		$1,286,250
Rail Industries — 0.6%
American Railcar Industry, Sr. Notes
$1,940	7.50%, 3/1/14	$1,542,300
Kansas City Southern Mexico, Sr. Notes
2,530	7.625%, 12/1/13	1,992,375
1,055	7.375%, 6/1/14	830,813
4,000	8.00%, 6/1/15	3,310,000
		$7,675,488
Retailers (Except Food and Drug) — 3.4%
Amscan Holdings, Inc., Sr. Sub. Notes
$5,580	8.75%, 5/1/14	$3,654,900
GameStop Corp.
14,070	8.00%, 10/1/12	13,120,275
Neiman Marcus Group, Inc.
7,590	9.00%, 10/15/15	5,237,100
14,270	10.375%, 10/15/15	9,560,900

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Retailers (Except Food and Drug) (continued)
Penny (JC) Co., Inc.
$1,875	8.00%, 3/1/10	$1,784,224
Sally Holdings, LLC
585	9.25%, 11/15/14	470,925
Sally Holdings, LLC, Sr. Notes
8,960	10.50%, 11/15/16	6,585,600
Toys "R" Us
2,735	7.375%, 10/15/18	1,435,875
Yankee Acquisition Corp., Series B
9,165	8.50%, 2/15/15	5,224,050
		$47,073,849
Steel — 0.4%
RathGibson, Inc., Sr. Notes
$4,905	11.25%, 2/15/14	$3,335,400
Steel Dynamics, Inc., Sr. Notes
3,805	7.375%, 11/1/12	2,848,994
		$6,184,394
Technology — 0.4%
Amkor Technologies, Inc., Sr. Notes
$580	7.125%, 3/15/11	$428,475
665	7.75%, 5/15/13	414,794
3,595	9.25%, 6/1/16	2,157,000
First Data Corp.
3,235	9.875%, 9/24/15	2,086,575
		$5,086,844
Telecommunications — 2.6%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
$2,660	10.125%, 6/15/13	$2,367,400
Digicel Group, Ltd., Sr. Notes
3,585	9.25%, 9/1/12(6)	2,814,225
2,608	8.875%, 1/15/15(6)	1,473,520
11,828	9.125%, 1/15/15(6)	6,682,820
Intelsat Bermuda, Ltd.
11,840	11.25%, 6/15/16	10,182,400
Nortel Networks, Ltd.
3,780	10.75%, 7/15/16(6)	2,012,850
Qwest Communications International, Inc.
5,120	7.50%, 2/15/14	3,545,600
Qwest Corp.
1,565	7.50%, 10/1/14	1,212,875

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
Qwest Corp., Sr. Notes
$1,940	7.625%, 6/15/15	$1,493,800
Qwest Corp., Sr. Notes, Variable Rate
1,000	6.069%, 6/15/13	730,000
Windstream Corp., Sr. Notes
2,085	8.125%, 8/1/13	1,725,338
635	8.625%, 8/1/16	482,600
Windstream Regatta Holdings, Inc., Sr. Sub. Notes
1,430	11.00%, 12/1/17(6)	679,250
		$35,402,678
Utilities — 1.9%
AES Corp.
$965	8.00%, 10/15/17	$747,875
AES Corp., Sr. Notes
1,818	8.75%, 5/15/13(6)	1,663,470
Dynegy Holdings, Inc., Sr. Notes
535	7.75%, 6/1/19	361,125
Edison Mission Energy, Sr. Notes
1,750	7.50%, 6/15/13	1,483,125
NGC Corp.
4,395	7.625%, 10/15/26	1,999,725
NRG Energy, Inc.
480	7.25%, 2/1/14	421,200
3,610	7.375%, 1/15/17	3,131,675
NRG Energy, Inc., Sr. Notes
1,325	7.375%, 2/1/16	1,146,125
Orion Power Holdings, Inc., Sr. Notes
11,360	12.00%, 5/1/10	11,019,200
Reliant Energy, Inc., Sr. Notes
350	7.625%, 6/15/14	271,250
Southwestern Energy Co.
4,755	7.50%, 2/1/18(6)	3,922,875
		$26,167,645
Total Corporate Bonds & Notes (identified cost $821,060,816)		$585,066,744

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Mortgage Pass-Throughs — 52.3%
Principal Amount (000's omitted)	Security	Value
Federal Home Loan Mortgage Corp.:
$47,007	5.00%, with various maturities to 2019	$46,267,421
12,675	5.50%, with various maturities to 2018	12,805,322
24,194	6.00%, with various maturities to 2026	24,663,818
43,445	6.50%, with various maturities to 2030	44,907,896
61,780	7.00%, with various maturities to 2031	64,143,966
585	7.13%, with maturity at 2023	615,580
34,250	7.50%, with various maturities to 2029	36,221,746
949	7.65%, with maturity at 2022	1,012,078
197	7.70%, with maturity at 2022	210,332
19,803	8.00%, with various maturities to 2030	21,336,883
577	8.25%, with maturity at 2020	628,101
1,618	8.30%, with maturity at 2020	1,758,755
14,690	8.50%, with various maturities to 2031	16,028,836
16	8.75%, with maturity at 2010	15,686
5,172	9.00%, with various maturities to 2031	5,684,349
4,457	9.50%, with various maturities to 2025	4,940,355
715	10.00%, with maturity at 2020	818,786
622	10.50%, with maturity at 2020	719,671
879	12.00%, with maturity at 2020	1,003,108
56	13.00%, with maturity at 2015	64,812
		$283,847,501
Federal National Mortgage Association:
$6,440	4.133%, with maturity at 2036(7)	$6,435,372
31,397	4.50%, with various maturities to 2020	30,223,524
24,377	5.00%, with maturity at 2018	24,027,244
4,019	5.45%, with maturity at 2022(7)	3,968,713
11,926	5.50%, with various maturities to 2028	12,064,103
17,389	6.00%, with various maturities to 2026	17,624,482
19,042	6.321%, with maturity at 2032(7)	19,511,842
40,474	6.50%, with various maturities to 2031	41,528,398
655	6.75%, with maturity at 2023	679,265
54,141	7.00%, with various maturities to 2031	56,259,695
16,413	7.50%, with various maturities to 2031	17,386,293
12,742	8.00%, with various maturities to 2031	13,682,089
73	8.25%, with maturity at 2018	79,195
2,912	8.387%, with maturity at 2027(8)	3,178,408
14,993	8.50%, with various maturities to 2030	16,346,075
1,385	8.611%, with maturity at 2028(8)	1,515,859
862	8.679%, with maturity at 2029(8)	947,637
1,251	8.752%, with maturity at 2027(8)	1,370,536
16,744	9.00%, with various maturities to 2027	18,448,846
382	9.175%, with maturity at 2024(8)	408,414

Principal Amount (000's omitted)	Security	Value
$5,661	9.50%, with various maturities to 2030	$6,312,575
853	9.52%, with maturity at 2018(8)	944,976
1,532	10.00%, with various maturities to 2020	1,752,219
1,378	10.185%, with maturity at 2025(8)	1,573,634
1,548	10.419%, with maturity at 2019(8)	1,746,665
1,362	10.50%, with maturity at 2021	1,556,138
561	11.50%, with maturity at 2016	635,859
33	12.50%, with maturity at 2011	35,672
		$300,243,728
Government National Mortgage Association:
$4,453	6.00%, with maturity at 2024	$4,509,875
24,074	6.50%, with maturity at 2024	24,804,124
9,601	7.00%, with various maturities to 2026	10,045,734
39,818	7.50%, with various maturities to 2032	42,362,472
25,913	8.00%, with various maturities to 2034	28,013,472
798	8.30%, with maturity at 2020	869,682
1,725	8.50%, with various maturities to 2022	1,886,817
8,161	9.00%, with various maturities to 2026	9,033,002
11,633	9.50%, with various maturities to 2026	13,046,918
730	10.00%, with maturity at 2019	839,131
		$135,411,227
Total Mortgage Pass-Throughs (identified cost $721,686,772)		$719,502,456
Collateralized Mortgage Obligations — 11.8%
Principal Amount	Security	Value
Federal Home Loan Mortgage Corp:
$2,159	Series 24, Class J, 6.25%, 11/25/23	$2,187,075
2,579	Series 1497, Class K, 7.00%, 4/15/23	2,637,808
4,311	Series 1529, Class Z, 7.00%, 6/15/23	4,458,173
3,789	Series 1620, Class Z, 6.00%, 11/15/23	3,813,216
1,195	Series1677, Class Z, 7.50%, 7/15/23	1,267,591
10,295	Series 1702, Class PZ, 6.50%, 3/15/24	9,936,206
243	Series 1720, Class PJ, 7.25%, 1/15/24	246,863
7,386	Series 2113, Class QG, 6.00%, 1/15/29	7,221,424
911	Series 2122, Class K, 6.00%, 2/15/29	911,137
617	Series 2130, Class K, 6.00%, 3/15/29	615,418
620	Series 2167, Class BZ, 7.00%, 6/15/29	636,786
4,619	Series 2182, Class ZB, 8.00%, 9/15/29	4,881,789
4,128	Series 2198, Class ZA, 8.50%, 11/15/29	4,511,220
14,667	Series 2245, Class A, 8.00%, 8/15/27	15,502,541
		$58,827,247

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Security	Value
Federal National Mortgage Association:
$430	Series 1988-14, Class I, 9.20%, 6/25/18	$466,300
415	Series 1989-1, Class D, 10.30%, 1/25/19	456,404
708	Series 1989-34, Class Y, 9.85%, 7/25/19	784,783
545	Series 1990-17, Class G, 9.00%, 2/25/20	592,238
270	Series 1990-27, Class Z, 9.00%, 3/25/20	294,234
258	Series 1990-29, Class J, 9.00%, 3/25/20	281,870
1,086	Series 1990-43, Class Z, 9.50%, 4/25/20	1,204,293
417	Series 1991-98, Class J, 8.00%, 8/25/21	442,913
3,274	Series 1992-77, Class ZA, 8.00%, 5/25/22	3,489,217
211	Series 1992-103, Class Z, 7.50%, 6/25/22	221,985
395	Series 1992-113, Class Z, 7.50%, 7/25/22	415,201
785	Series 1992-185, Class ZB, 7.00%, 10/25/22	815,704
1,965	Series 1993-16, Class Z, 7.50%, 2/25/23	2,064,560
1,497	Series 1993-22, Class PM, 7.40%, 2/25/23	1,565,999
2,346	Series 1993-25, Class J, 7.50%, 3/25/23	2,461,677
4,426	Series 1993-30, Class PZ, 7.50%, 3/25/23	4,643,206
5,355	Series 1993-42, Class ZQ, 6.75%, 4/25/23	5,489,622
861	Series 1993-56, Class PZ, 7.00%, 5/25/23	882,461
987	Series 1993-156, Class ZB, 7.00%, 9/25/23	1,016,902
7,280	Series 1994-45, Class Z, 6.50%, 2/25/24	7,442,520
3,798	Series 1994-89, Class ZQ, 8.00%, 7/25/24	4,036,505
3,591	Series 1996-57, Class Z, 7.00%, 12/25/26	3,694,979
2,045	Series 1997-77, Class Z, 7.00%, 11/18/27	2,096,445
1,553	Series 1998-44, Class ZA, 6.50%, 7/20/28	1,550,210
773	Series 1999-45, Class ZG, 6.50%, 9/25/29	769,215
6,514	Series 2000-22, Class PN, 6.00%, 7/25/30	6,377,849
1,108	Series 2001-37, Class GA, 8.00%, 7/25/16	1,174,251
1,390	Series 2002-1, Class G, 7.00%, 7/25/23	1,433,428
669	Series G92-44, Class Z, 8.00%, 7/25/22	712,096
1,089	Series G92-44, Class ZQ, 8.00%, 7/25/22	1,158,695
1,499	Series G92-46, Class Z, 7.00%, 8/25/22	1,569,390
2,726	Series G92-60, Class Z, 7.00%, 10/25/22	2,837,243
27,138	Series G93-35, Class ZQ, 6.50%, 11/25/23	27,632,399
5,807	Series G93-40, Class H, 6.40%, 12/25/23	5,865,468
		$95,940,262
Government National Mortgage Association:
$6,526	Series 2002-45, Class PG, 6.00%, 3/17/32	$6,616,933
712	Series 2005-72, Class E, 12.00%, 11/16/15	819,320
		$7,436,253
Total Collateralized Mortgage Obligations (identified cost $165,013,152)		$162,203,762

Asset Backed Securities — 0.2%
Principal Amount (000's omitted)	Security	Value
$607	Alzette European CLO SA, Series 2004-1A, Class E2, 11.86%, 12/15/20(6)(9)	$429,392
760	Avalon Capital Ltd. 3, Series 1A, Class D, 4.761%, 2/24/19(6)(9)	297,388
1,000	Babson Ltd., Series 2005-1A, Class C1, 6.703%, 4/15/19(6)(9)	344,200
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 6.803%, 1/15/19(6)(9)	360,200
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 5.253%, 8/11/16(6)(9)	409,600
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 8.315%, 3/8/17(6)	438,500
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 9.30%, 7/17/19(6)(9)	152,700
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 5.346%, 7/30/16(6)(9)	554,700
Total Asset Backed Securities (identified cost $7,355,502)		$2,986,680
Common Stocks — 0.4%
Shares	Security	Value
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(4)(10)(11)	$0
		$0
Containers and Glass Products — 0.4%
142,857	Anchor Glass Container Corp.(4)	$5,589,994
		$5,589,994
Total Common Stocks (identified cost $5,639,305)		$5,589,994

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Convertible Preferred Stocks — 0.1%
Shares	Security	Value
Cable and Satellite Television — 0.0%
2,500,000	Adelphia, Inc., 13.00%	$75,000
Oil and Gas — 0.1%
9,691	Chesapeake Energy Corp., 4.50%	$600,745
Telecommunications — 0.0%
4,958	Crown Castle International Corp., 6.25% (PIK)	$185,615
Total Convertible Preferred Stocks (identified cost $1,176,061)		$861,360
Preferred Stocks — 0.1%
Shares/Units	Security	Value
Commercial Services — 0.0%
1,138	Environmental Systems Products Holdings, Series A(4)(10)(11)	$26,140
Lodging and Casinos — 0.1%
5,544	Fontainebleau Resorts LLC (PIK)(4)(10)	$1,485,878
Total Preferred Stocks (identified cost $5,564,235)		$1,512,018
Miscellaneous — 0.0%
Shares	Security	Value
Cable and Satellite Television — 0.0%
2,496,146	Adelphia Recovery Trust(11)	$49,923
Total Miscellaneous (identified cost $2,237,499)		$49,923

Short-Term Investments — 2.2%
Interest (000's omitted)	Description	Value
$30,991	Cash Management Portfolio, 1.90% (12)	$30,990,666
Total Short-Term Investments (identified cost $30,990,666)		$30,990,666
Total Investments — 167.4% (identified cost $2,875,282,212)		$2,301,634,219
Less Unfunded Loan Commitments — (0.2)%		$(3,122,506)
Net Investments — 167.2% (identified cost $2,872,159,706)		$2,298,511,713
Other Assets, Less Liabilities — (47.8)%		$(657,237,599)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (19.4)%		$(266,691,473)
Net Assets Applicable to Common Shares — 100.0%		$1,374,582,641

DIP - Debtor In Possession

PIK - Payment In Kind

REIT - Real Estate Investment Trust

EUR - Euro

GBP - British Pound Sterling

*  In U.S. dollars unless otherwise indicated.

(1)  Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  This Senior Loan will settle after October 31, 2008, at which time the interest rate will be determined.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(3)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(6)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of the securities is $116,803,370 or 8.5% of the Fund's net assets.

(7)  Adjustable rate mortgage.

(8)  Weighted average fixed-rate coupon that changes/updates monthly.

(9)  Variable rate security. The stated interest rate represents the rate in effect at October 31, 2008.

(10)  Restricted security.

(11)  Non-income producing security.

(12)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2008.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of October 31, 2008

Assets
Unaffiliated investments, at value (identified cost, $2,841,169,040)	$2,267,521,047
Affiliated investment, at value (identified cost, $30,990,666)	30,990,666
Cash	20,494
Foreign currency, at value (identified cost, $17,421)	12,341
Receivable for investments sold	661,254
Dividends and interest receivable	34,424,348
Interest receivable from affiliated investment	29,001
Receivable for open forward foreign currency contracts	1,417,533
Receivable for closed swap contracts	2,673
Prepaid expenses	6,373,602
Total assets	$2,341,452,959
Liabilities
Notes payable	$694,200,000
Payable for investments purchased	1,756,384
Payable to affiliate for investment adviser fee	1,241,353
Payable to affiliate for Trustees' fees	4,492
Accrued expenses	2,976,616
Total liabilities	$700,178,845
Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,691,473
Net assets applicable to common shares	$1,374,582,641
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 112,462,747 shares issued and outstanding	$1,124,627
Additional paid-in capital	2,138,573,388
Accumulated net realized loss (computed on the basis of identified cost)	(184,443,920)
Accumulated distributions in excess of net investment income	(8,303,760)
Net unrealized depreciation (computed on the basis of identified cost)	(572,367,694)
Net assets applicable to common shares	$1,374,582,641
Net Asset Value Per Common Share
($1,374,582,641 ÷ 112,462,747 common shares issued and outstanding)	$12.22

Statement of Operations

For the Six Months Ended
October 31, 2008

Investment Income
Interest	$90,771,019
Dividends	4,745,384
Securities lending income, net	3,783,212
Interest income allocated from affiliated investment	323,192
Expenses allocated from affiliated investment	(54,399)
Total investment income	$99,568,408
Expenses
Investment adviser fee	$10,097,901
Trustees' fees and expenses	31,560
Legal and accounting services	408,456
Preferred shares service fee	340,719
Custodian fee	324,710
Printing and postage	140,816
Interest expense and fees	10,346,848
Transfer and dividend disbursing agent fees	15,000
Miscellaneous	105,989
Total expenses	$21,811,999
Deduct — Reduction of investment adviser fee	$2,140,356
Reduction of custodian fee	16,150
Total expense reductions	$2,156,506
Net expenses	$19,655,493
Net investment income	$79,912,915
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(30,572,974)
Swap contracts	14,940
Foreign currency and forward foreign currency exchange contract transactions	22,376,110
Net realized loss	$(8,181,924)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(447,688,156)
Swap contracts	(24,388)
Foreign currency and forward foreign currency exchange contracts	384,506
Net change in unrealized appreciation (depreciation)	$(447,328,038)
Net realized and unrealized loss	$(455,509,962)
Distributions to preferred shareholders
From net investment income	(5,238,008)
Net decrease in net assets from operations	$(380,835,055)

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
From operations — Net investment income	$79,912,915	$191,202,551
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(8,181,924)	(36,672,330)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(447,328,038)	(167,531,886)
Distributions to preferred shareholders from net investment income	(5,238,008)	(40,469,661)
Net decrease in net assets from operations	$(380,835,055)	$(53,471,326)
Distributions to common shareholders — From net investment income	$(80,973,176)	$(170,145,738)
Total distributions to common shareholders	$(80,973,176)	$(170,145,738)
Capital share transactions — Reinvestment of distributions to common shareholders	$—	$3,165,285
Total increase in net assets from capital share transactions	$—	$3,165,285
Net decrease in net assets	$(461,808,231)	$(220,451,779)
Net Assets Applicable to Common Shares
At beginning of period	$1,836,390,872	$2,056,842,651
At end of period	$1,374,582,641	$1,836,390,872
Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(8,303,760)	$(2,005,491)

Statement of Cash Flows

Cash Flows From Operating Activities	Six months ended October 31, 2008 (Unaudited)
Net decrease in net assets from operations	$(380,835,055)
Distributions to preferred shareholders	5,238,008
Net decrease in net assets from operations excluding distributions to preferred shareholders from net investment income	$(375,597,047)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(438,880,330)
Investment sold and principal repayments	370,809,852
Decrease in short-term investments, net	82,769,473
Net amortization of premium (discount)	3,032,564
Amortization of structuring fee on notes payable	799,494
Increase in dividends and interest receivable	(640,667)
Decrease in interest receivable from affiliated investment	166,173
Decrease in receivable for investments sold	3,072,443
Decrease in receivable for open swap contracts	24,388
Increase in receivable for open forward foreign currency contracts	(650,775)
Decrease in prepaid expenses	7,126,652
Decrease in payable for investments purchased	(28,043,292)
Increase in payable for closed swap contracts	9,327
Decrease in payable for open forward foreign currency contracts	(2,180)
Increase in payable to affiliate for investment adviser fee	23,425
Increase in payable to affiliate for Trustees' fees	1,992
Decrease in unfunded loan commitments	(2,646,515)
Decrease in collateral for securities loaned	(174,234,772)
Increase in accrued expenses	2,445,980
Net change in unrealized (appreciation) depreciation on investments	447,688,156
Net realized (gain) loss on investments	30,582,301
Net cash used in operating activities	$(72,143,358)
Cash Flows From Financing Activities
Cash distributions paid to common shareholders, net of reinvestments	$(80,973,176)
Liquidation of auction preferred shares	(533,375,000)
Distributions to preferred shareholders	(5,426,663)
Proceeds from notes payable	789,700,000
Repayment of notes payable	(95,500,000)
Payment of structuring fee on notes payable	(7,156,258)
Net cash provided by financing activities	$67,268,903
Net decrease in cash(1)	$(4,874,455)
Cash at beginning of period(1)	$4,907,290
Cash at end of period	$32,835
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$10,281,347

(1)  Balance includes foreign currency at value

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended October 31, 2008		Year Ended April 30,						Period Ended
	(Unaudited)		2008		2007	2006	2005		April 30, 2004(1)
Net asset value — Beginning of period (Common shares)	$16.330		$18.320		$18.210	$18.430	$19.070		$19.100	(3)
Income (loss) from operations
Net investment income(2)	$0.711	(4)	$1.700	(4)	$1.701 (4)	$1.512 (4)	$1.373	(4)	$1.061	(4)
Net realized and unrealized gain (loss)	(4.054	)(4)	(1.817	)(4)	0.281 (4)	0.048 (4)	(0.254	)(4)	0.426	(4)
Distributions to preferred shareholders from net investment income(2)	(0.047)		(0.360)		(0.359)	(0.267)	(0.153)		(0.075)
Total income (loss) from operations	$(3.390)		$(0.477)		$1.623	$1.293	$0.966		$1.412
Less distributions to common shareholders
From net investment income	$(0.720)		$(1.513)		$(1.513)	$(1.513)	$(1.606)		$(1.345)
Total distributions to common shareholders	$(0.720)		$(1.513)		$(1.513)	$(1.513)	$(1.606)		$(1.345)
Preferred and Common shares offering costs charged to paid-in capital(2)	$—		$—		$—	$—	$—		$(0.011)
Preferred shares underwriting discounts(2)	$—		$—		$—	$—	$—		$(0.086)
Net asset value — End of period (Common shares)	$12.220		$16.330		$18.320	$18.210	$18.430		$19.070
Market value — End of period (Common shares)	$10.560		$15.300		$18.700	$17.090	$17.690		$17.810
Total Investment Return on Net Asset Value(5)	(21.00	)%(13)	(1.99)%		9.42%	7.72%	5.29%		7.22	%(6)(13)
Total Investment Return on Market Value(5)	(27.13	)%(13)	(10.04)%		19.01%	5.32%	8.22%		0.13	%(6)(13)

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

Six Months Ended October 31, 2008	Year Ended April 30,	Period Ended
(Unaudited)	2008	2007	2006	2005	April 30, 2004(1)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$1,374,583	$1,836,391	$2,056,843	$2,035,747	$2,060,484	$2,118,909
Ratios (As a percentage of average daily net assets applicable to common shares):(7)
Expenses before custodian fee reduction excluding interest and fees(8)	1.07	%(9)	1.07%	1.02%	1.00%	1.01%	0.93	%(9)
Interest and fee expense	1.18	%(9)	—	—	—	—	—
Total expenses	2.25	%(9)	1.07%	1.02%	1.00%	1.01%	0.93	%(9)
Net investment income	9.08	%(9)	9.89%	9.39%	8.27%	7.29%	6.02	%(9)
Portfolio Turnover	14%	39%	49%	53%	60%	72	%(13)
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (As a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(7)
Expenses before custodian fee reduction excluding interest and fees(8)	0.76	%(9)	0.76%	0.73%	0.72%	0.71%	0.67	%(9)
Interest and fee expense	0.83	%(9)	—	—	—	—	—
Total expenses	1.59	%(9)	0.76%	0.73%	0.72%	0.71%	0.67	%(9)
Net investment income	6.44	%(9)	7.00%	6.73%	5.94%	5.16%	4.37	%(9)
Senior Securities:
Total notes payable outstanding (in 000's)	$694,200	—	—	—	—	—
Asset coverage per $1,000 of notes payable(10)	$3,364	—	—	—	—	—
Total preferred shares outstanding	10,665	32,000	32,000	32,000	32,000	38,000
Asset coverage per preferred share	$60,778	(11)	$82,395	(12)	$89,289	(12)	$88,630	(12)	$89,395	(12)	$80,762	(12)
Involuntary liquidation preference per preferred share(14)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(14)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  For the period from the start of business, May 30, 2003, to April 30, 2004.

(2)  Computed using average common shares outstanding.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.900 per share paid by the shareholder from the $20.000 offering price.

(4)  For Federal Income tax purposes, net investment income per share was $0.737, $1.787, $1.899, $1.807, $1.699 and $1.531, and net realized and unrealized loss per share was $4.110, $1.904, $0.080, $0.247, $0.580 and $0.044 for the six months ended October 31, 2008 and for the years ended April 30, 2008, 2007, 2006, 2005 and the period ended April 30, 2004, respectively. Computed using average common shares outstanding.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(8)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)  Annualized.

(10)  Calculated by subtracting the Fund's total liabilities (not including the notes payable and preferred shares) from the Fund's total assets, and dividing the result by the notes payable balance in thousands.

(11)  Calculated by subtracting the Fund's total liabilities (not including the notes payable and preferred shares) from the Fund's total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 243% at October 31, 2008.

(12)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing the result by the number of preferred shares outstanding.

(13)  Not annualized

(14)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rates loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund.

The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor or dealers. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same

Eaton Vance Limited Duration Income Fund as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

class in the principal market on which such securities are normally traded.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At April 30, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $122,271,867 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on April 30, 2012 ($26,481,368), April 30, 2013 ($40,885,552), April 30, 2014 ($28,843,098), April 30, 2015 ($18,093,992) and April 30, 2016 ($7,967,857).

As of October 31, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance Limited Duration Income Fund as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Fund may enter into credit default swap contacts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefits from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payment or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Fund segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund's Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to October 31, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. Rates are reset weekly for Series A, Series B, Series C and Series D APS, and approximately monthly for Series E. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (See Note 3). The maximum applicable rate on the APS is 150% of the "AA" Financial Composite Commercial Paper Rate on the date of the auction.

Eaton Vance Limited Duration Income Fund as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

During the six months ended October 31, 2008, the Fund made a partial redemption of its APS at a liquidation price of $25,000 per share, the financing for which was provided by a committed financing arrangement (see Note 10). The number of APS redeemed and redemption amount (excluding the final dividend payment) during the six months ended October 31, 2008 and the number of APS issued and outstanding as of October 31, 2008 are as follows:

	APS Redeemed During the Period	Redemption Amount	APS Issued and Outstanding
Series A	4,267	$53,325,000	2,133
Series B	4,267	53,325,000	2,133
Series C	4,267	53,325,000	2,133
Series D	4,267	53,325,000	2,133
Series E	4,267	53,325,000	2,133

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the 1940 Act. The Fund pays an annual fee equivalent to 0.25% of the liquidation value of the APS to broker-dealers as a service fee.

3  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains, (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at October 31, 2008, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

Series	APS Dividend Rates at October 31, 2008	Dividends Paid to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges
A	4.739%	$1,076,898	4.01%	3.26% – 6.04%
B	4.211%	$1,070,049	3.98%	3.32% – 5.09%
C	4.076%	$1,017,571	3.79%	3.22% – 5.31%
D	4.091%	$1,025,924	3.82%	3.23% – 5.46%
E	3.578%	$1,047,566	3.90%	3.32% – 6.04%

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of October 31, 2008.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund's average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The portion of the adviser fee payable by Cash Management on the Fund's investment of cash therein is credited against the Fund's adviser fee. For the six months ended October 31, 2008, the Fund's adviser fee totaled $10,152,299 of which $54,398 was allocated from Cash Management and $10,097,901 was paid or accrued directly by the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Eaton Vance Limited Duration Income Fund as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses at an annual rate of 0.20% of the Fund's average weekly gross assets during the first five full years of the Fund's operations, 0.15% of the Fund's average weekly gross assets in year six, 0.10% in year seven and 0.05% in year eight. Pursuant to this agreement, EVM waived $2,140,356 of its adviser fee for the six months ended October 31, 2008.

EVM has further agreed to waive its adviser fee to the extent that the cost of the committed financing to partially redeem the APS is greater than the dividend and preferred shares service fee that would have been incurred had the APS not been redeemed, hereafter referred to as "incremental cost". Such waiver is calculated as the lesser of 50% of the Fund's adviser fee on assets attributable to the committed financing or the incremental cost and will remain in effect until October 31, 2009. No such waiver was required for the six months ended October 31, 2008.

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended October 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans for the six months ended October 31, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$273,895,861
U.S. Government and Agency Securities	164,984,469
$438,880,330
Sales
Investments (non-U.S. Government)	$285,295,701
U.S. Government and Agency Securities	85,514,151
$370,809,852

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended October 31, 2008. Common shares issued pursuant to the Fund's dividend reinvestment plan for the year ended April 30, 2008 were 174,249.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,882,960,955
Gross unrealized appreciation	$2,411,887
Gross unrealized depreciation	(586,861,129)
Net unrealized depreciation	$(584,449,242)

8  Restricted Securities

At October 31, 2008, the Fund owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Units	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$0
Corporate Bonds & Notes
Environmental Systems Products Holdings, Series A	10/25/07	1,138	$19,915	$26,140
Preferred Stocks
Fontainebleau Resorts LLC (PIK)	6/1/07	5,544	5,544,320	1,485,878
Total Restricted Securities			$5,564,235	$1,512,018

Eaton Vance Limited Duration Income Fund as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation
11/28/08	British Pound Sterling	United States Dollar
	15,871,738	26,050,284	$545,194
11/28/08	Euro	United States Dollar
	47,973,101	61,959,658	872,339
			$1,417,533

At October 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

10  Revolving Credit and Security Agreement

Effective April 11, 2008, the Fund entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to an initial limit of $715,625,000 for a period of five years, the proceeds of which were primarily intended to partially redeem the Fund's APS (see Note 2). The Agreement provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Fund should the conduits be unable to place their commercial paper. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits' commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Fund pays a monthly program fee of 1.25% per annum (0.60% per annum prior to October 31, 2008) on its outstanding borrowings to administer the facility and a monthly liquidity fee of 1.25% per annum (0.40% per annum prior to October 31, 2008) on the borrowing limit under the Agreement. The Fund also paid a structuring fee of $7,156,258, which is being amortized to interest expense over a period of five years. The unamortized balance at October 31, 2008 is approximately $6,357,000 and is included in prepaid expenses on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At October 31, 2008, the Fund had borrowings outstanding under the Agreement of $694,200,000 at an interest rate of 3.72%. For the period from May 2, 2008, the date of the initial draw on Agreement, through October 31, 2008, the average borrowings under the Agreement and the average interest rate were $448,147,011 and 2.73%, respectively.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

12  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective May 1, 2008. FAS 157 established a three-tier

Eaton Vance Limited Duration Income Fund as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$894,040	—
Level 2	Other Significant Observable Inputs	2,288,553,209	$1,417,533
Level 3	Significant Unobservable Inputs	9,064,464	—
	Total	$2,298,511,713	$1,417,533

* Other financial instruments are forward contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of April 30, 2008	$11,687,566
Realized gains (losses)	(14)
Change in net unrealized appreciation (depreciation)	(3,342,892)
Net purchases (sales)	309,565
Accrued discount (premium)	(4,637)
Net transfers to (from) Level 3	414,876
Balance as of October 31, 2008	$9,064,464

13  Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

Eaton Vance Limited Duration Income Fund

NOTICE TO SHAREHOLDERS

Effective December 15, 2008, the Fund's investment policies were revised to provide that it will invest principally in two investment categories: (i) mortgage-backed securities and (ii) investments rated below investment grade, which include (but are not limited to) senior loans and high yield bonds. There is no limit on the percentage of the Fund's assets that may be invested in either of these two investment categories, provided that under normal market conditions at least 25% of the Fund's total assets are invested in each such category. In conjunction with the foregoing change to the Fund's asset allocation policy, the Fund's duration limit will be between two and five years (including the effect of anticipated leverage). As of November 28, 2008, the Fund's duration was approximately 3.4 years. The Fund will maintain all other current investment policies, including maintaining a weighted average portfolio credit quality of investment grade.

The Fund may enter into forward commitments to purchase U.S. government agency generic MBS, with the total amount of such outstanding commitments not to exceed 10% of total net assets. Such forward commitments may be entered into for purposes of investment leverage. The Fund may also enter into forward commitments to sell generic U.S. government agency MBS, with the total amount of such outstanding commitments not to exceed 50% of MBS holdings.

Eaton Vance Limited Duration Income Fund

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer and Trust Company as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, American Stock Transfer and Trust Company or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, American Stock Transfer and Trust Company, at 1-866-439-6787.

Eaton Vance Limited Duration Income Fund

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

c/o American Stock Transfer and Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders

As of October 31, 2008, our records indicate that there are 225 registered shareholders and approximately 96,674 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-262-1122

American Stock Exchange symbol

The American Stock Exchange symbol is EVV.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Limited Duration Income Fund (the "Fund"), and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in senior secured floating-rate loans, mortgage-backed securities and high-yield bonds. Specifically, the Board considered the Adviser's in-house research capabilities as well as other resources available to personnel of the Adviser, including research services. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year and three-year periods ending September 30, 2007 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Limited Duration Income Fund

OFFICERS AND TRUSTEES

Officers
Payson F. Swaffield
President
Christine M. Johnston
Vice President
Catherine C. McDermott
Vice President
Scott H. Page
Vice President
Susan Schiff
Vice President
Mark S. Venezia
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser and Administrator of Eaton Vance Limited Duration Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company

59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Limited Duration Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

1856-12/08  CE-LDISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 12, 2008

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 12, 2008